As filed with the Securities and Exchange Commission on September 24, 2012

Securities Act File No. 333-183348

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☑
(Check appropriate box or boxes)

WILMINGTON FUNDS

(Exact Name of Registrant as Specified in Charter)

1 (800) 836-2211

(Registrant’s Area Code and Telephone Number)

111 SOUTH CALVERT STREET, 26th FLOOR, BALTIMORE, MARYLAND 21202

(Address of Principal Executive Offices)

(Number, Street, City, State, Zip Code)

Michael D. Daniels

Wilmington Funds

111 South Calvert Street, 26th floor

Baltimore, Maryland 21202

(Name and Address of Agent for Service of Process)

(Number, Street, City, State, Zip Code)

With a copy to

Alison M. Fuller, Esq.

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036

Approximate date of public offering: As soon as practicable following effectiveness of the Registration Statement.

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon section 24(f).

It is proposed that this filing will become effective on September 24, 2012, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

WILMINGTON FUNDS

Wilmington Pennsylvania Municipal Bond Fund

Wilmington Virginia Municipal Bond Fund

111 South Calvert Street (26th Floor)

Baltimore, Maryland 21202

1.800.836.2211

September 24, 2012

Dear Shareholder:

I am writing to inform you that a special meeting of the shareholders of the Wilmington Pennsylvania Municipal Bond Fund (the “PA Fund”) and the Wilmington Virginia Municipal Bond Fund (the “VA Fund;” the PA Fund and VA Fund may be referred to as the “Target Funds” or a “Target Fund”), each a series of the Wilmington Funds (the “Trust”), will be held at 3:00 p.m. Eastern Time on November 15, 2012, at the Trust’s principal executive offices at 111 South Calvert Street, 26th Floor, Baltimore, Maryland 21202. The purpose of the meeting is to vote on a proposal to reorganize each of the Target Funds and its share classes into the Wilmington Municipal Bond Fund (“Acquiring Fund”), another series of the Trust, and its share classes (as listed below).

Target Funds	Acquiring Fund
Wilmington Pennsylvania Municipal Bond Fund	Wilmington Municipal Bond Fund
Class A Shares	Class A Shares
Class I Shares	Class I Shares

Wilmington Virginia Municipal Bond Fund	Wilmington Municipal Bond Fund
Class A Shares	Class A Shares

If you are a shareholder of record of a Target Fund as of the close of business on September 10, 2012, you have the opportunity to vote on the proposal. This package contains information about the proposal and the materials to use when casting your vote. If a proposed reorganization is approved by a Target Fund’s shareholders, on the effective date of the proposed reorganization, Target Fund shareholders will be issued shares of the corresponding class of Acquiring Fund as shown in the table above that are equal in total dollar value to the shares that a Target Fund shareholder held in a Target Fund immediately prior to the effectiveness of the reorganization.

The proposal has been carefully reviewed by the Board of Trustees for the Trust (the “Board” or the “Trustees”). The Board considered the recommendation of Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (together, “Adviser”), the investment adviser and primary subadviser, respectively, of each Target Fund and Acquiring Fund, that the proposed reorganizations are in the best interests of the Funds and their shareholders. In particular, the Board considered information presented by Adviser that: (i) Acquiring Fund has comparatively better prospects for asset growth; (ii) the reorganizations would not impose any tax costs on Target Fund shareholders; (iii) each reorganization would result in certain fixed expenses being spread over a larger asset base, thereby reducing each Target Fund shareholder’s share of those expenses; and (iv) the other alternatives for the Target Funds are not as attractive for shareholders. After reviewing Adviser’s recommendation and the information presented, the Board determined that the proposed reorganizations are in the best interests of the Funds and their shareholders. The Trustees recommend that you vote for the proposed reorganizations.

We believe that the longer-term prospects for the PA Fund are not vibrant, given what we project as declining demand for the Fund and the relative scarcity of Pennsylvania municipal securities. We are also disappointed that the VA Fund has not grown sufficiently in size to allow it to become a competitive, long-term investment vehicle. We do believe that shareholders will be well served by the proposed reorganizations, which will allow them to remain invested in Acquiring Fund.

Please read the enclosed materials carefully and cast your vote on the proxy card. Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be.

Voting is quick and easy. To cast your vote, simply complete the proxy card enclosed in this package. Be sure to sign the card before mailing it in the postage-paid envelope. You may also vote your shares by touch-tone telephone. Simply call the toll-free number on your proxy card and follow the recorded instructions. You may also vote your shares by internet. Simply go to the website indicated on your proxy card and follow the instructions provided on the website to cast your vote. If we do not hear from you after a reasonable amount of time, you may receive a call from our proxy solicitor, Broadridge Financial Solutions, Inc., reminding you to vote.

If you have any questions before you vote, please call Wilmington Funds Shareholder Services toll-free at 1-800-836-2211. Thank you for your participation in this important initiative.

Sincerely,

Kenneth G. Thompson

President, Wilmington Funds

2

WILMINGTON FUNDS

Wilmington Pennsylvania Municipal Bond Fund

Wilmington Virginia Municipal Bond Fund

111 South Calvert Street (26th Floor)

Baltimore, Maryland 21202

1.800.836.2211

www.wilmingtonfunds.com

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON NOVEMBER 15, 2012

To Our Shareholders:

Notice is hereby given that a special meeting of the shareholders of the Wilmington Pennsylvania Municipal Bond Fund (the “PA Fund”) and the Wilmington Virginia Municipal Bond Fund (the “VA Fund;” the PA Fund and VA Fund may be referred to as the “Target Funds” or a “Target Fund”), each a series of the Wilmington Funds (the “Trust”), will be held at 3:00 p.m. Eastern Time on November 15, 2012, at the Trust’s principal executive offices at 111 South Calvert Street, 26th Floor, Baltimore, Maryland 21202 (the “Meeting”). The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

The proposal: To approve a Plan of Reorganization providing for the (i) transfer of substantially all of the assets and liabilities of each Target Fund to the Wilmington Municipal Bond Fund (“Acquiring Fund”), a series of the Trust, in exchange for shares of the designated classes of Acquiring Fund; and (ii) the distribution of the shares of designated classes of Acquiring Fund to the shareholders of each Target Fund in liquidation of each of the Target Funds.

Under the terms of the Plan of Reorganization each of the Target Funds would be acquired by Acquiring Fund, as follows:

Target Fund	Acquiring Fund
Wilmington Pennsylvania Municipal Bond Fund	Wilmington Municipal Bond Fund

Wilmington Virginia Municipal Bond Fund	Wilmington Municipal Bond Fund

It is not anticipated that any matters other than the approval of the proposal will be brought before the Meeting. If, however, any other business is properly brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies or otherwise as described in the attached Combined Prospectus/Proxy Statement. Shareholders of record of each Target Fund at the close of business on September 10, 2012, are entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

You are cordially invited to attend the Meeting. Shareholders are requested and encouraged to complete, date and sign the enclosed proxy card and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, to vote via telephone or internet, please refer to the enclosed proxy card. If you intend to attend the Meeting in person, you may register your presence with the registrar and vote your shares in person, even if you have previously voted your shares by proxy. If you properly execute and return the enclosed proxy card in time to be voted at the Meeting, your shares represented by the proxy will be voted at the Meeting in accordance with your instructions. Unless revoked, proxies that have been executed and returned by shareholders without instructions will be voted in favor of the proposal.

The enclosed proxy is being solicited on behalf of the Board of Trustees of the Trust (“Board” or “Trustees”), on behalf of each Target Fund.

The Board recommends that the shareholders of each Target Fund vote FOR the proposal.

By order of the Board of Trustees

Lisa R. Grosswirth

Secretary, Wilmington Funds

September 24, 2012

YOUR VOTE IS IMPORTANT—PLEASE VOTE YOUR SHARES PROMPTLY

Shareholders are invited to attend the Meeting in person. Any shareholder who does not expect to attend the Meeting in person is urged to vote using the internet or touch-tone telephone instructions found below or indicate voting instructions on the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration on the proxy card.

3.	All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

REGISTRATION		VALID SIGNATURE
A.	1) ABC Corp.	John Smith, Treasurer

	2) ABC Corp. c/o John Smith, Treasurer	John Smith, Treasurer

B.	1) ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee

	2) ABC Trust	Ann B. Collins, Trustee

	3) Ann B. Collins, Trustee u/t/d 12/28/78	Ann B. Collins, Trustee

C.	Anthony B. Craft, Cust. f/b/o Anthony B. Craft, Jr. UGMA	Anthony B. Craft

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE

1.	Read the Combined Prospectus/Proxy Statement and have your proxy card with you.

2.	Call the toll-free number indicated on your proxy card.

3.	Follow the recorded instructions to cast your vote.

INSTRUCTIONS FOR VOTING BY INTERNET

1.	Read the Combined Prospectus/Proxy Statement and have your proxy card with you.

2.	Go to the website indicated on your proxy card.

3.	Follow the instructions provided on the website to cast your vote.

2

COMBINED PROSPECTUS/PROXY STATEMENT

DATED SEPTEMBER 24, 2012

WILMINGTON FUNDS

111 South Calvert Street (26th Floor)

Baltimore, Maryland 21202

1.800.836.2211

ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF

Wilmington Pennsylvania Municipal Bond Fund

Wilmington Virginia Municipal Bond Fund

BY AND IN EXCHANGE FOR SHARES OF

Wilmington Municipal Bond Fund

This Combined Prospectus/Proxy Statement (“Prospectus/Proxy Statement”) solicits proxies to be voted at a special meeting of shareholders (the “Meeting”) of the Wilmington Pennsylvania Municipal Bond Fund (the “PA Fund”) and the Wilmington Virginia Municipal Bond Fund (the “VA Fund;” the PA Fund and VA Fund may be referred to as the “Target Funds” or a “Target Fund”), each a series of the Wilmington Funds (the “Trust”). The Wilmington Municipal Bond Fund, also a series of the Trust, is referred to as “Acquiring Fund.”

At the Meeting, shareholders of each Target Fund will be asked to approve a Plan of Reorganization (the “Plan”) relating to the reorganization of the Target Fund into Acquiring Fund, also a series of the Trust, as listed below and as described more fully in the Plan (each such transaction, a “Reorganization”).

Target Funds	Acquiring Fund
Wilmington Pennsylvania Municipal Bond Fund	Wilmington Municipal Bond Fund
Class A Shares	Class A Shares
Class I Shares	Class I Shares
Wilmington Virginia Municipal Bond Fund	Wilmington Municipal Bond Fund
Class A Shares	Class A Shares

If a proposed Reorganization is approved by a Target Fund’s shareholders, on the effective date of the proposed Reorganization, Target Fund shareholders will be issued shares of the corresponding class of Acquiring Fund as shown in the table above.

The Meeting will be held at the principal executive offices of the Trust at 111 South Calvert Street, 26th Floor, Baltimore, Maryland 21202, on November 15, 2012, at 3:00 p.m., Eastern Time. The Board of Trustees of the Trust (the “Board” or the “Trustees”) is soliciting these proxies on behalf of each Target Fund. This Prospectus/Proxy Statement will first be sent to shareholders on or about October 1, 2012.

Each Target Fund and Acquiring Fund are registered, open-end investment companies (mutual funds). If a Target Fund’s shareholders vote to approve the Plan, shareholders of the Target Fund will receive Acquiring Fund shares having a total dollar value equivalent to the total dollar value of their investment in the Target Fund immediately prior to the time of the Reorganizations, as determined pursuant to the Plan. Each Target Fund will then be liquidated and dissolved.

This Prospectus/Proxy Statement sets forth concisely the information about the proposed Reorganizations and Acquiring Fund that you should know before voting on the Plan with respect to a Target Fund and investing in Acquiring Fund.

You should retain this Prospectus/Proxy Statement for future reference. Additional information about the Target Funds, Acquiring Fund and the proposed Reorganizations has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and can be found in the following documents and is incorporated into this Prospectus/Proxy Statement by reference:

•

The prospectuses of Acquiring Fund and each Target Fund, both dated August 31, 2012, as supplemented and amended to date (the “Primary Prospectuses”), all of which are incorporated herein by reference; and

•	A statement of additional information (the “SAI”) dated September 24, 2012, relating to this Prospectus/Proxy Statement, which has been filed with the SEC and is incorporated herein by reference.

A copy of the prospectus for Acquiring Fund is enclosed with this Prospectus/Proxy Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement without charge by calling 1-800-836-2211 or by writing to the Trust at 111 South Calvert Street, 26th Floor, Baltimore, Maryland 21202.

You can obtain copies of the Primary Prospectuses, the Trust’s statement of additional information, or annual or semiannual reports without charge by contacting the Trust at 1-800-836-2211, or by visiting www.wilmingtonfunds.com.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

i

OVERVIEW

This is a summary of the information that is contained elsewhere in this Prospectus/Proxy Statement, as well as in the Plan, the Primary Prospectuses, and the SAI for this Prospectus/Proxy Statement, all of which are incorporated herein by reference. Shareholders should read this entire Prospectus/Proxy Statement and the Primary Prospectuses (the prospectus for Acquiring Fund is included herewith) carefully for more complete information.

What proposal am I being asked to vote on?

As a Target Fund shareholder, you are being asked to vote on a Plan of Reorganization (the “Plan”). A Reorganization consists of the transfer by a Target Fund of substantially all of its assets, except for assets in an amount deemed necessary to discharge the Target Fund’s liabilities, to Acquiring Fund in exchange for shares of Acquiring Fund having a value equal to the net assets of the Target Fund, as determined pursuant to the Plan. Acquiring Fund shares will be issued to Target Fund shareholders as part of the liquidation of each Target Fund. Shareholders of a share class of a Target Fund will receive their pro rata portion of the shares of the corresponding class of Acquiring Fund as of the time the Reorganization occurs. The Reorganization of each Target Fund into Acquiring Fund is currently scheduled to take place immediately prior to the opening of business on December 3, 2012, or such other date and time as the parties may agree (the “Closing Date”). The Plan contemplates the Reorganization of each Target Fund and its share classes into Acquiring Fund and its corresponding share classes as set forth below.

Target Funds	Acquiring Fund
Wilmington Pennsylvania Municipal Bond Fund	Wilmington Municipal Bond Fund
Class A Shares	Class A Shares
Class I Shares	Class I Shares

Wilmington Virginia Municipal Bond Fund	Wilmington Municipal Bond Fund
Class A Shares	Class A Shares

Target Fund shareholders who do not wish to have their Target Fund shares exchanged for shares of Acquiring Fund as part of the applicable Reorganization should redeem their shares prior to the completion of the Reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the Reorganizations and your shares are subject to a contingent deferred sales charge, your redemption proceeds will be reduced by any applicable sales charge.

The Plan is subject to certain closing conditions and termination rights, including the right of the Board of Trustees of the Trust (the “Board” or the “Trustees”) to terminate the Plan with respect to a Target Fund or Acquiring Fund, as applicable, if it determines that proceeding with the applicable Reorganization is not in the best interests of a Target Fund or Acquiring Fund.

What is the anticipated timing of the Reorganizations?

The meeting of shareholders is scheduled to occur on November 15, 2012. If all necessary approvals are obtained, the proposed Reorganizations will likely take place on the Closing Date, as described above.

Why are the Reorganizations being proposed?

Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA” and, together with WFMC, “Adviser”), the investment adviser and primary subadviser, respectively, to the Target Funds and Acquiring Fund, believe that the Reorganizations are in the best interests of each Target

Fund and its shareholders. Adviser believes that the Target Funds do not have good, long-term prospects for growth due to their investment strategies and size. The fundamental investment goals of the Target Funds and Acquiring Fund are similar.

How would the Reorganizations benefit shareholders of the Target Funds?

Among other features, including those discussed above under “Why are the Reorganizations being proposed?,” the Reorganizations would offer shareholders of each Target Fund the opportunity to invest in a larger combined portfolio that has a similar investment goal and principal investment strategies to those of the Target Fund. Acquiring Fund, following each Reorganization, would have more assets than each Target Fund and, as a result of the Reorganizations, certain fixed expenses would be spread over a larger asset base, thereby reducing each Target Fund shareholder’s share of those expenses. Shareholders will benefit from a tax-free exchange of their Target Fund shares for Acquiring Fund shares. Shareholders may also benefit from the prospect of better, risk-adjusted performance of Acquiring Fund, although past performance is not a guaranty of future success.

Who bears the expenses associated with the Reorganizations?

The cost of the solicitation related to the Reorganizations, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of each Target Fund all materials relating to this Prospectus/Proxy Statement and soliciting shareholder votes, as well as the conversion costs associated with the Reorganizations, will be borne by Adviser or its affiliates. In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of the Trust, Adviser and its affiliates, or, if necessary, a communications firm retained for this purpose. The Target Funds and Acquiring Fund may incur brokerage fees and other transaction costs associated with the disposition and/or purchase of securities in contemplation of or as a result of the Reorganizations. Adviser estimates that portfolio repositioning costs incurred by Acquiring Fund after the Reorganizations will be immaterial. It is not anticipated that securities will be sold as a result of either Reorganization, however, portfolio securities may be sold in the ordinary course of business.

What are the federal income tax consequences of each Reorganization?

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes and each Fund anticipates receiving a legal opinion to that effect (although there can be no assurance that the Internal Revenue Service will adopt a similar position). Shareholders should consult their tax adviser about state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this Combined Prospectus/Proxy Statement relates only to the federal income tax consequences of the Reorganizations. For more detailed information about the tax-free nature of the Reorganizations please refer to the “Federal Income Tax Consequences of the Reorganizations” section below.

Prior to the closing of each Reorganization, each Target Fund will declare one or more dividends, and Acquiring Fund may declare a dividend payable at or near the time of closing to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent necessary to avoid entity level tax or as otherwise deemed desirable. The distributions you receive from a Fund primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to federal alternative minimum tax (“AMT”) and state and local taxes. To the extent that such distributions are not “exempt-interest dividends,” the dividends may be taxable to as ordinary income or capital gain.

Has the Board of the Target Funds approved the proposed Reorganizations?

The Board has approved each Reorganization and the Plan, and recommends that you vote to approve the Plan.

As described in more detail below, Adviser and the Board have engaged in discussions regarding how to pursue the best interests of each Target Fund and its shareholders in light of changing demand for the PA Fund, the limited asset size of the VA Fund, and the poor prospects for growth of both Target Funds. Adviser proposed that the Board approve the Reorganizations, as opposed to other alternatives, in light of a number of factors, including the similarity in the Target Funds’ investment goals and strategies as compared to those of Acquiring Fund. For information regarding the specific factors that were considered by the Trustees, please refer to the “The Proposed Reorganizations—Reasons for the Reorganizations and Trustees’ Considerations” section below.

How will the number of shares of Acquiring Fund that I will receive be determined?

As a Target Fund shareholder, you will receive your pro rata share of Acquiring Fund shares of the appropriate class received by the Target Fund in the Reorganizations. The number of shares that a Target Fund’s shareholders will receive will be based on the relative net asset values of the Target Fund and Acquiring Fund as of 4:00 p.m., Eastern Time, on the business day immediately preceding the Closing Date. Each Target Fund’s assets will be valued using the valuation procedures used to value the assets of Acquiring Fund. The total value of your holdings should not change as a result of the Reorganizations.

How do the fees of Acquiring Fund compare to those of each Target Fund?

As a result of the proposed Reorganizations, and due to contractual waivers for Acquiring Fund, shareholders of each of the Target Funds can expect to experience lower expenses, as a percentage of average daily net assets, as shareholders in Acquiring Fund after the Reorganizations.

The contractual investment advisory fee of Acquiring Fund is equal to the contractual investment advisory fee of each Target Fund.

For more information, please see “Comparative Fee Tables and Expenses” and “Management of the Target Funds and Acquiring Fund” below.

Will I have to pay any front-end sales charges, contingent deferred sales charges or redemption fee in connection with the Reorganizations?

No. You will not have to pay any front-end sales charge, contingent deferred sales charge (“CDSC”) or redemption fee in connection with the Reorganizations, which means that the aggregate value of Acquiring Fund shares issued to you in a Reorganization will equal the aggregate value of the Target Fund shares you own immediately prior to the Reorganization.

With respect to Class A shares of Acquiring Fund, shareholders will be subject to any applicable front-end sales charge on subsequent purchases of shares of Acquiring Fund, after the Reorganizations, to the extent that such shareholders do not qualify for a reduction or elimination of a sales load under the Trust’s policies.

How do the share purchase, redemption and exchange procedures of Acquiring Fund compare to those of the Target Funds?

They are the same. For more information concerning the share purchase, redemption and exchange procedures of Acquiring Fund and each Target Fund, please see the Primary Prospectuses.

Are the investment goals and strategies of each Target Fund similar to the investment goals and strategies of Acquiring Fund?

The investment goals and strategies of the PA Fund and the VA Fund are similar to those of Acquiring Fund. The PA Fund and the VA Fund seek to provide current income that is exempt from both federal and

Pennsylvania or Virginia state and local income taxes, respectively. Acquiring Fund seeks a high level if income exempt from federal income tax, consistent with the preservation of capital. For a detailed comparison of each Fund’s investment goals and strategies, see the “Comparison of Investment Goals and Strategies” section below. Please note that unlike Target Fund shareholders, Acquiring Fund shareholders do not receive income exempt from Pennsylvania or Virginia state and local income taxes, except to the extent Acquiring Fund holds municipal securities issued by these states. However, Adviser believes that the prospect of the better, risk-adjusted performance of Acquiring Fund may offset the loss of the state and municipal-level income tax exemptions.

Do the fundamental investment policies differ between the Target Funds and Acquiring Fund?

The fundamental investment policies of each Target Fund and Acquiring Fund are substantially similar to one another, and include investment policies required by the Investment Company Act of 1940, as amended (“1940 Act”).

Do the principal risks associated with investments in each Target Fund differ from the principal risks associated with investments in Acquiring Fund?

The principal risks associated with investments in the PA Fund and the VA Fund, on the one hand, and Acquiring Fund on the other, are similar in that they are all subject to credit risk, call risk, interest rate risk, and tax risk. The PA Fund is also subject to Pennsylvania investment risk and the risk of non-diversification, and the VA Fund is also subject to Virginia investment risk and the risk of non-diversification. For a detailed comparison of each Fund’s principal investment risks, see “Comparison of Principal Risks” below.

How many votes am I entitled to cast?

As a shareholder of a Target Fund, you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, that you own of a Target Fund on the record date. The record date is September 10, 2012.

Completion of a Target Fund’s Reorganization is conditioned on the approval of the Reorganization by that Target Fund’s shareholders. The Reorganization of a Target Fund is not dependent on the approval of any other Reorganization.

How do I vote my shares?

You may vote your shares in person at the Meeting or by completing and signing the enclosed proxy card and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card and following the recorded instructions or by internet by going to the website printed on your proxy card and following the instructions. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call 1-800-836-2211.

What are the quorum and approval requirements for the Reorganizations?

Holders of at least one-third of the total number of shares of each Target Fund that are outstanding as of the record date, and who are present in person or by proxy at the Meeting, shall constitute a quorum for the purpose of voting on the proposal. Approval of a Reorganization requires the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of each Target Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of each Target Fund, whichever is less (“1940 Act Majority”).

What if there are not enough votes to reach a quorum or to approve a Reorganization by the scheduled Meeting date?

If there are not sufficient votes to approve the proposal or to achieve a quorum by the time of the Meeting, the Meeting may be adjourned from time to time to permit further solicitation of proxy votes. To facilitate the receipt of a sufficient number of votes, we may need to take additional action. Broadridge Financial Solutions, Inc., a proxy solicitation firm, or other persons who are affiliated with Adviser, the Trust or its affiliates, may contact you by mail or telephone. Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.

Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to make a call to you to solicit your vote.

What happens if the Reorganizations are not approved by each Target Fund’s shareholders?

If the shareholders of a Target Fund do approve its Reorganization, then that Fund will be reorganized into Acquiring Fund regardless of whether or not the shareholders of the other Target Fund approve its Reorganization.

Due to its low level of assets, if the shareholders of the VA Fund do not approve its Reorganization, then the VA Fund will be liquidated, which could be a taxable event for those shareholders. If the shareholders of the PA Fund do not approve its Reorganization, then Adviser will continue to operate the PA Fund.

THE PROPOSAL

Reorganization of

Wilmington Pennsylvania Municipal Bond Fund

Wilmington Virginia Municipal Bond Fund

Into

Wilmington Municipal Bond Fund

The proposal: To approve a Plan providing for the (i) transfer of substantially all of the assets and liabilities of each Target Fund to Acquiring Fund in exchange for shares of the designated classes of Acquiring Fund; and (ii) the distribution of the shares of designated classes of Acquiring Fund to the shareholders of each Target Fund in liquidation of each of the Target Funds.

The Board of Trustees recommends that you vote FOR the proposal.

Summary of the Proposal

Shareholders of each Target Fund are being asked to approve the Plan. As a result of the Reorganizations (if approved by shareholders), shareholders of each Target Fund will receive shares of Acquiring Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in a Target Fund immediately prior to the effectiveness of the Reorganizations, as determined pursuant to the Plan.

The exchange of shares in each Reorganization is intended to be tax-free under federal income tax laws (although there can be no assurance that the Internal Revenue Service will adopt a similar position).

You should consult the Primary Prospectuses for more information about each Target Fund and Acquiring Fund, which are incorporated by reference into this Prospectus/Proxy Statement. A copy of the prospectus for Acquiring Fund is enclosed with this Prospectus/Proxy Statement. For more information regarding shareholder approval of the Reorganizations, please refer to the sections below titled “The Proposed Reorganizations” and “Voting Information.” A form of the Plan is attached hereto as Appendix A to this Prospectus/Proxy Statement.

If shareholders of a Target Fund approve the Reorganization of the Target Fund into Acquiring Fund, that Reorganization will be carried out regardless of whether shareholders of the other Target Fund approve the Reorganization of that Target Fund into Acquiring Fund.

Comparison of Investment Goals and Strategies

The following summarizes the investment goals and principal investment strategies of each Target Fund and Acquiring Fund:

	PA Fund (Target Fund)	Acquiring Fund
Investment Goal	The Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes.	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

	PA Fund (Target Fund)	Acquiring Fund
Investment Strategies

The Fund pursues its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund seeks to maintain a weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund’s portfolio will vary depending on market conditions.

In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

The Fund pursues its goal by investing at least 80% of its net assets in municipal securities that provide interest exempt from federal income tax. The Fund may invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to federal income tax. The Fund invests in securities rated in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or if unrated, determined by the investment advisor to be of comparable quality. The Fund seeks to maintain a weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund’s portfolio will vary depending on market conditions. The Fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The Fund may focus its investments in sectors of the municipal securities market, such as healthcare or housing. There are no limitations on the Fund’s investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

As you can see from the table above, the investment goal and strategies of the PA Fund are similar to those of Acquiring Fund. Both Funds seek to generate income that is exempt from U.S. income taxes. Acquiring Fund does not seek to generate income that is also exempt from Pennsylvania state and local income taxes, although as a practical matter it may do so as a result of owning Pennsylvania municipal securities. The PA Fund is non-diversified, and Acquiring Fund maintains a diversified portfolio. Both Funds invest only in investment grade securities, and both Funds seek to maintain a weighted average maturity of three to ten years.

	VA Fund (Target Fund)	Acquiring Fund
Investment Goal	The Fund seeks to provide current income that is exempt from both federal and Virginia state and local income taxes.	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

Investment Strategies

The Fund pursues its investment goal, under normal circumstances, by investing its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Virginia and Virginia municipalities. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund seeks to maintain a weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund’s portfolio will vary depending on market conditions.

In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

The Fund pursues its goal by investing at least 80% of its net assets in municipal securities that provide interest exempt from federal income tax. The Fund may invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to federal income tax. The Fund invests in securities rated in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or if unrated, determined by the investment advisor to be of comparable quality. The Fund seeks to maintain a weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund’s portfolio will vary depending on market conditions. The Fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The Fund may focus its investments in sectors of the municipal securities market, such as healthcare or housing. There are no limitations on the Fund’s investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of

VA Fund (Target Fund)	Acquiring Fund
the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

As you can see from the table above, the investment goal and strategies of the VA Fund are similar to those of Acquiring Fund. Both Funds seek to generate income that is exempt from U.S. income taxes. Acquiring Fund does not seek to generate income that is also exempt from Virginia state and local income taxes, although as a practical matter it may do so as a result of owning Virginia municipal securities. The VA Fund is non-diversified, and Acquiring Fund maintains a diversified portfolio. Both Funds invest only in investment grade securities, and both Funds seek to maintain a weighted average maturity of between three to ten years.

Comparison of Principal Risks

As shown in the charts below, the principal risks associated with each Target Fund and Acquiring Fund are similar because they have similar investment goals and similar principal investment strategies.

The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. Many factors affect a Fund’s performance. A Fund’s share price may change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A Fund’s reaction to these developments will be affected by the types of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

PA FUND INTO ACQUIRING FUND

Principal Risk	Funds Subject to Risk
Call Risk—Issuers of securities may redeem the securities prior to maturity at a price below their current market value.	Both Funds

Credit Risk—There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Both Funds

Interest Rate Risk—The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

Both Funds

Tax Risk—Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.	Both Funds

Principal Risk	Funds Subject to Risk

Sector Focus Risk—A fund that focuses its investments in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Acquiring Fund
Prepayment Risk—The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.	Acquiring Fund

Non-Diversification Risk—The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

PA Fund

Pennsylvania Investment Risk—The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania’s economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

PA Fund

As a result of the Reorganization, shareholders of the PA Fund may be exposed to sector focus risk and prepayment risk as principal risks, risks to which they may already be exposed since the PA Fund may invest in the same sectors of the municipal bond market as Acquiring Fund and may also invest in securities that are paid off earlier than anticipated. On the other hand, non-diversification risk and Pennsylvania investment risk are not principal risks of Acquiring Fund.

VA FUND INTO ACQUIRING FUND

Principal Risk	Funds Subject to Risk
Call Risk—Issuers of securities may redeem the securities prior to maturity at a price below their current market value.	Both Funds

Credit Risk—There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Both Funds

Interest Rate Risk—The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

Both Funds

Tax Risk—Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.	Both Funds

Sector Focus Risk—A fund that focuses its investments in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Acquiring Fund

Principal Risk	Funds Subject to Risk
Prepayment Risk—The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.	Acquiring Fund

Non-Diversification Risk—The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

VA Fund

Virginia Investment Risk—The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Virginia issuers. The economy of Virginia is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors. Such changes could include changes in political parties in power, government spending cuts or economic downturn.

VA Fund

As a result of the Reorganization, shareholders of the VA Fund may be exposed to sector focus risk and prepayment risk as principal risks, risks to which they may already be exposed since the VA Fund may invest in the same sectors of the municipal bond market as Acquiring Fund and may also invest in securities that are paid off earlier than anticipated. On the other hand, non-diversification risk and Virginia investment risk are not principal risks of Acquiring Fund.

Comparative Fee Tables and Expenses

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of each Target Fund with Acquiring Fund and to analyze the estimated expenses that Acquiring Fund expects to bear following the Reorganizations. The shareholder transaction expenses presented below show the maximum sales charge (load) on purchases of Fund shares as a percentage of offering price, and the maximum contingent deferred sales charge on redemption of Fund shares as a percentage of original purchase price or redemption proceeds, as applicable. However, you will not have to pay any sales charge on any shares of Acquiring Fund received as part of the Reorganizations. Annual Fund Operating Expenses are paid by each Fund. They include management fees, administrative costs and distribution and shareholder servicing fees, including pricing and custody services. In addition, following the presentation of historical operating expense information, Annual Fund Operating Expenses (and related Expense Examples) are presented on a pro forma combined basis.

The Annual Fund Operating Expenses shown in the tables below are based on expenses for the twelve-month period ended April 30, 2012. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Also shown are the Annual Fund Operating Expenses projected for Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations, based on combined net assets as if the transactions had occurred on May 1, 2011.

PA Fund into Acquiring Fund

	Wilmington Pennsylvania Municipal Bond Fund (Target Fund)		Wilmington Municipal Bond Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Class I Shares	Class A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchase (as a percentage of offering price)	None	4.50%	None	4.50%	None	4.50%
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount Redeemed within 60 days of purchase)	None	None	None	None	None	None

	Wilmington Pennsylvania Municipal Bond Fund (Target Fund)		Wilmington Municipal Bond Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Class I Shares	Class A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.25%	None	0.25%
Other Expenses	0.43%	0.43%	0.42%	0.42%	0.42%	0.42%
Acquired Fund Fees and Expenses	—	—	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.93%	1.18%	0.93%	1.18%	0.93%	1.18%
Fee Waivers and/or Expense Reimbursement(1)(2)	0.23%	0.23%	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	0.70%	0.95%	0.62%	0.87%	0.62%	0.87%

(1)	For the Wilmington Pennsylvania Municipal Bond Fund, the Adviser, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I Shares and Class A Shares will not exceed 0.70% and 0.95%, respectively (not including the effects of acquired fund fees and expenses, taxes or other extraordinary expenses). This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund’s Board of Trustees.
(2)	For the Wilmington Municipal Bond Fund, the Adviser, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I Shares and Class A Shares will not exceed 0.61% and 0.86%, respectively (not including the effects of acquired fund fees and expenses, taxes or other extraordinary expenses). This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund’s Board of Trustees.

VA Fund into Acquiring Fund

	Wilmington Virginia Municipal Bond Fund (Target Fund)		Wilmington Municipal Bond Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Class I Shares	Class A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchase (as a percentage of offering price)	NA	4.50%	None	4.50%	None	4.50%
Maximum Deferred Sales Charge (Load)	NA	None	None	None	None	None
Redemption Fee (as a percentage of amount Redeemed within 60 days of purchase)	NA	None	None	None	None	None

	Wilmington Virginia Municipal Bond Fund (Target Fund)		Wilmington Municipal Bond Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Class I Shares	Class A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) Management Fees	NA	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	NA	0.25%	None	0.25%	None	0.25%
Other Expenses.	NA	0.81%	0.42%	0.42%	0.44%	0.44%
Acquired Fund Fees and Expenses	NA	—	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	NA	1.56%	0.93%	1.18%	0.95%	1.20%
Fee Waivers and/or Expense Reimbursement(1)(2)	NA	0.60%	0.31%	0.31%	0.33%	0.33%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	NA	0.96%	0.62%	0.87%	0.62%	0.87%

(1)	For the Wilmington Virginia Municipal Bond Fund, the Adviser, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares will not exceed 0.96% (not including the effects of acquired fund fees and expenses, taxes or other extraordinary expenses). This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund’s Board of Trustees.

(2)	For the Wilmington Municipal Bond Fund, the Adviser, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I Shares and Class A Shares will not exceed 0.61% and 0.86%, respectively (not including the effects of acquired fund fees and expenses, taxes or other extraordinary expenses). This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund’s Board of Trustees.

PA Fund and VA Fund into Acquiring Fund

	Wilmington Pennsylvania Municipal Bond Fund (Target Fund)		Wilmington Virginia Municipal Bond Fund (Target Fund)		Wilmington Municipal Bond Fund (Acquiring Fund)		Acquiring Fund after Reorganizations with the Target Funds (pro forma combined)
	Class I Shares	Class A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchase (as a percentage of offering price)	None	4.50%	NA	4.50%	None	4.50%	None	4.50%
Maximum Deferred Sales Charge (Load)	None	None	NA	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	None	None	NA	None	None	None	None	None

	Wilmington Pennsylvania Municipal Bond Fund (Target Fund)		Wilmington Virginia Municipal Bond Fund (Target Fund)		Wilmington Municipal Bond Fund (Acquiring Fund)		Acquiring Fund after Reorganizations with the Target Funds (pro forma combined)
	Class I Shares	Class A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	NA	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.25%	NA	0.25%	None	0.25%	None	0.25%
Other Expenses	0.43%	0.43%	NA	0.81%	0.42%	0.42%	0.42%	0.42%
Acquired Fund Fees and Expenses	—	—	NA	—	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.93%	1.18%	NA	1.56%	0.93%	1.18%	0.93%	1.18%
Fee Waivers and/or Expense Reimbursement(1)(2)(3)	0.23%	0.23%	NA	0.60%	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses after Fee Waiver/ Expense Reimbursement	0.70%	0.95%	NA	0.96%	0.62%	0.87%	0.62%	0.87%

(1)	For the Wilmington Pennsylvania Municipal Bond Fund, the Adviser, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I Shares and Class A Shares will not exceed 0.70% and 0.95%, respectively (not including the effects of acquired fund fees and expenses, taxes or other extraordinary expenses). This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund’s Board of Trustees.

(2)	For the Wilmington Virginia Municipal Bond Fund, the Adviser, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A Shares will not exceed 0.96% (not including the effects of acquired fund fees and expenses, taxes or other extraordinary expenses). This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund’s Board of Trustees.

(3)	For the Wilmington Municipal Bond Fund, the Adviser, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I Shares and Class A Shares will not exceed 0.61% and 0.86%, respectively (not including the effects of acquired fund fees and expenses, taxes or other extraordinary expenses). This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund’s Board of Trustees.

The fees and expenses in the above three tables are based on average annual net assets for the twelve-month period ended April 30, 2012, for the pro forma combined figures, and do not reflect any change in expense ratios resulting from a change in assets under management since the end of that twelve-month period. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of a Fund may be limited by contractual waivers which may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund’s Board of Trustees.

Expense Examples

The following examples are intended to help you compare the cost of investing in shares of each Target Fund with the cost of investing in Acquiring Fund currently and on a pro forma basis, and allow you to compare these costs with the cost of investing in other mutual funds. They illustrate the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

The costs reflect the effects of expense limitations and/or fee waivers on the part of Adviser for the period of the contractual limitation and/or waiver. Absent such arrangements, the costs would be higher.

Because the examples are hypothetical and for comparison only, your actual costs may be higher or lower.

PA Fund

(Target Fund)

	1 Year	3 Year	5 Year	10 Year
Class I Shares	$ 72	$273	$ 492	$1,122
Class A Shares	$543	$786	$1,049	$1,798

VA Fund

(Target Fund)

	1 Year	3 Year	5 Year	10 Year
Class A Shares	$544	$864	$1,207	$2,174

Acquiring Fund

	1 Year	3 Year	5 Year	10 Year
Class I Shares	$ 63	$265	$ 484	$1,115
Class A Shares	$535	$779	$1,041	$1,791

Acquiring Fund after Reorganization with the Target Funds

(assumes both Reorganizations are completed)(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$ 63	$265	$ 484	$1,115
Class A Shares	$535	$779	$1,041	$1,791

Acquiring Fund after Reorganization with the Target Fund

(assumes only the PA Fund Reorganization is completed)(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$ 63	$265	$ 484	$1,115
Class A Shares	$535	$779	$1,041	$1,791

Acquiring Fund after Reorganization with the Target Fund

(assumes only the VA Fund Reorganization is completed)(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$ 63	$269	$ 493	$1,136
Class A Shares	$535	$783	$1,050	$1,812

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Expense Examples presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place until August 31, 2013. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, such as the future level of Acquiring Fund’s assets. Those factors are beyond the control of Acquiring Fund and Adviser.

If a Reorganization is approved, the resulting combined Fund will retain Acquiring Fund’s expense structure.

Comparison of Fund Performance

The following tables compare the (unaudited) average annual total return for the Class I shares and Class A shares for the PA Fund (Target Fund), Class A shares (both with and without the 4.50% maximum sales charge) for the VA Fund (Target Fund), and the Class I shares and Class A shares for the Municipal Fund (Acquiring Fund) for the 1-, 5-, and 10-year periods (or if the Fund has less than 10 years’ performance, the life of the Fund) ended December 31, 2011, as compared with the performance of each Fund’s respective benchmark index over the same period shown for each Fund. Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. For more information about the performance of the Funds see the “Performance Information” and “Financial Highlights” sections for each Target Fund and for Acquiring Fund in the Primary Prospectuses, which are incorporated herein by reference.

The performance for the benchmark indices shown below does not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Funds’ performance. The benchmark indices are unmanaged and, unlike the Funds, are not affected by cash flows. It is not possible to invest directly in an index. Each Fund’s past performance is not a guarantee of future results.

PA Fund

(Target Fund)

Average Annual Total Returns as of December 31, 2011	1 Year	5 Years	10 Years
Class I
Return Before Taxes	8.44%	4.36%	4.30%
Class A
Return Before Taxes	3.29%	3.25%	3.69%
Return After Taxes on Distributions	3.29%	3.25%	3.69%
Return After Taxes on Distributions and Sale of Fund Shares	3.33%	3.28%	3.67%
Standard & Poor’s Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)*	10.17%	5.96%	5.57%
Barclays Capital 10-Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)*	12.32%	6.33%	5.90%

*	Effective June 15, 2012, the Fund replaced the Barclays Capital 10-Year Municipal Bond Index with the Standard & Poor’s Intermediate Municipal Index because the Standard & Poor’s Intermediate Municipal Index is the more appropriate benchmark for the Fund.

VA Fund

(Target Fund)

Average Annual Total Returns as of December 31, 2011	1 Year	5 Years	10 Years
Class A (without sales charge)
Return Before Taxes	7.21%	4.04%	4.22%
Class A
Return Before Taxes	2.42%	3.08%	3.75%
Return After Taxes on Distributions	2.38%	3.04%	3.67%
Return After Taxes on Distributions and Sale of Fund Shares	2.70%	3.11%	3.71%
Standard & Poor’s Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)*	10.17%	5.96%	5.57%
Barclays Capital 10-Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)*	12.32%	6.33%	5.90%

*	Effective June 15, 2012, the Fund replaced the Barclays Capital 10-Year Municipal Bond Index with the Standard & Poor’s Intermediate Municipal Index because the Standard & Poor’s Intermediate Municipal Index is the more appropriate benchmark for the Fund.

Acquiring Fund

Average Annual Total Returns as of December 31, 2011	1 Year	5 Years	10 Years or Life of the Class
Class I
Return Before Taxes	8.84%	5.24%	4.50%
Class A
Return Before Taxes	3.72%	4.03%	3.99	%*
Return After Taxes on Distributions	3.53%	3.95%	3.93	%*
Return After Taxes on Distributions and Sale of Fund Shares	3.70%	3.91%	3.88	%*
Standard & Poor’s Intermediate Municipal Index (reflects no deductions for fees, expenses or taxes)	10.17%	5.96%	5.57%

*	From inception of the Class A shares on December 20, 2005.

For additional information regarding the performance of Acquiring Fund, including the annual total returns for the past ten calendar years, see the “Performance Information” and past six fiscal periods, see “Financial Highlights” sections of the prospectus for Acquiring Fund, which has been mailed with this Prospectus/Proxy Statement. The Financial Highlights for Acquiring Fund are also included as Appendix B to this Prospectus/Proxy Statement.

Rights of Target Fund and Acquiring Fund Shareholders

Shareholders of each Target Fund and of Acquiring Fund have virtually identical rights. Each Target Fund and Acquiring Fund are series of the Trust. Shares of each Target Fund and of Acquiring Fund are governed by the same Agreement and Declaration of Trust and By-Laws. As such, shareholders of each Target Fund and of Acquiring Fund have the same rights with regard to issues such as quorum, vote, notice, and adjournment requirements for shareholders’ meetings.

THE PROPOSED REORGANIZATIONS

Plan of Reorganization

If approved by shareholders of each Target Fund, the Reorganization of each Target Fund into Acquiring Fund is expected to occur immediately prior to the opening of business on December 3, 2012, (the “Closing Date”) or such other date as the parties may agree.

The terms and conditions under which the Reorganizations may be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan. A copy of the form of Plan is attached as Appendix A to this Prospectus/Proxy Statement.

The Plan provides that each Target Fund will convey to Acquiring Fund all of its assets, except for assets in an amount deemed necessary to (i) discharge each Target Fund’s known unpaid liabilities, and (ii) pay contingent liabilities deemed to exist against Target Fund as of the Closing Date. Each Target Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Closing Date. In consideration, Acquiring Fund will assume all of the liabilities of the Target Fund and deliver to Target Fund or Funds full and fractional shares of Class I and Class A, as appropriate, having an aggregate net asset value equal to the aggregate value of the net assets of Target Fund, as determined pursuant to the terms of the Plan.

Immediately after the transfer of assets, each Target Fund will distribute to its shareholders of record, with respect to each class of shares, the shares of Acquiring Fund of the corresponding class received by Target Fund, determined as of immediately after the close of business on the business day immediately preceding the Closing Date, on a pro rata basis within that class. Subsequently, each Target Fund will completely liquidate, except as to the contingent liability reserve, as described more fully in the Plan.

Until the Closing Date, shareholders of each Target Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by Acquiring Fund for the redemption of its shares.

The Plan contains a number of representations and warranties made by the Trust related to, among other things, its legal status, compliance with laws and regulations and financial position (section 4.1). The Plan contains a number of conditions precedent that must occur before a Target Fund or Acquiring Fund is obligated to proceed with any of the Reorganizations (Articles VI, VII and VIII). These include, among others, that: (1) the shareholders of each Target Fund approve the Plan with respect thereto; (2) the Trust receives from its legal counsel, certain opinions supporting the representations and warranties made by each party regarding legal status and compliance with laws and regulations (including an opinion from the Trust’s counsel that the shares issued in the Reorganizations will be validly issued, fully paid and non-assessable); (3) the Trust receives from its counsel the tax opinion discussed below under “Federal Income Tax Consequences”; and (4) the Trust receives certain certificates from its officers concerning the continuing accuracy of its representations and warranties made in the Plan.

The Plan may be terminated and the Reorganizations abandoned at any time prior to the Closing Date of the Reorganizations due to a) a breach of any representation, warranty, or agreement contained in the Plan to be performed at or before the Closing Date, if not cured within 30 days; b) a condition in the Plan expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or c) a determination by a party’s board of trustees, that the consummation of the transactions contemplated in the Plan is not in the best interest of a Fund.

Approval of each Reorganization requires the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of each Target Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of each Target Fund, whichever is less (“1940 Act Majority”). See the section of this Prospectus/Proxy Statement entitled

“Voting Information” for more information. The Plan provides that the failure of any Target Fund to consummate the transactions contemplated in the Plan will not affect the consummation of the Reorganization of any other Target Fund.

If the Reorganizations are approved, Target Fund shareholders who do not wish to have their Target Fund shares exchanged for shares of Acquiring Fund as part of the Reorganizations should redeem their shares prior to the consummation of the Reorganizations. If you redeem your shares in a Target Fund, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the Reorganizations and your shares are subject to a conditional deferred sales charge, your redemption proceeds will be reduced by any applicable sales charge.

The cost of the solicitation related to the Reorganizations, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of each Target Fund all materials relating to this Prospectus/Proxy Statement and soliciting shareholder votes, as well as conversion costs associated with the Reorganizations, will be borne by Adviser or its affiliates.

Reasons for the Reorganizations and Trustees’ Considerations

The Board, advised by independent legal counsel, considered each proposed Reorganization at a meeting held on
June 20-22, 2012. The Board received, reviewed and discussed information concerning Adviser, each Target Fund, Acquiring Fund and each proposed Reorganization; met with representatives of Adviser; and considered the terms of each proposed Reorganization and the anticipated benefits to the shareholders of each of the Target Funds. The Board, including the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), approved the Plan and the proposed Reorganization with respect to each Target Fund and recommended the approval of the Plan by each Target Fund’s shareholders. In approving the Plan and each Reorganization, the Board determined that participation in the Reorganizations is in the best interests of each Target Fund and Acquiring Fund and their respective shareholders and that the economic interests of the shareholders of each Target Fund and Acquiring Fund would not be diluted as a result of the Reorganizations. The shareholders of Acquiring Fund are not required to approve the Reorganizations.

In approving the proposed Reorganizations, the Board took into consideration the following factors, among others:

•	The compatibility of the investment goals and strategies of the each Target Fund and of Acquiring Fund;

•	The investment performance of the Funds;

•	The terms and conditions of the Plan;

•	The fact that each Reorganization would be a tax-free transaction;

•	The fact that all of the fees and expenses of each Reorganization are being borne by Adviser or its affiliates;

•	The fact that neither Reorganization would dilute the interests of Target Fund or Acquiring Fund shareholders;

•

The relative sizes of each Target Fund and Acquiring Fund both before and after the Reorganizations and the fact that the Target Funds’ small sizes make it difficult to operate them without significant subsidization;

•	The relative past and current growth in assets of each of the Target Funds and the anticipated future inability of each Target Fund to achieve satisfactory asset growth; and

•

The relative expense ratios of each Target Fund and of Acquiring Fund and the anticipated effect of the proposed Reorganizations on the expense ratios of Acquiring Fund both before and after expense caps and fee waivers.

In addition, the Board considered that the Reorganizations present an opportunity for Acquiring Fund to acquire substantial investment assets without the obligation to pay commissions or other transactions costs that a fund normally incurs when purchasing securities. The Board also considered other alternatives to a Reorganization such as a liquidation or a sale of a Target Fund to another mutual fund company. The Board considered Adviser’s explanation that, with respect to the VA Fund, the Reorganization is a more attractive alternative than liquidation because unlike a liquidation, the Reorganization could be accomplished on a tax-free basis.

Upon considering these factors, the Board approved each Reorganization, and recommends shareholder approval.

Description of the Securities to be Issued and Form of Organization

Shareholders of Class A and Class I shares of a Target Fund, as applicable, will be issued Class A and Class I shares, respectively, of Acquiring Fund. The shares to be issued in connection with each Reorganization will be fully paid and non-assessable when issued and will have no pre-emption or conversion rights.

Each Target Fund and Acquiring Fund are series of the Trust, which is a Delaware statutory trust and is governed by the same Agreement and Declaration of trust and By-Laws. As a result, there are no material differences between the rights of shareholders of the Target Funds and Acquiring Fund. The assets and liabilities of each Target Fund and Acquiring Fund are legally separate from the assets and liabilities of any other fund that is a series of the Trust. Each share of Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share of Acquiring Fund is entitled to equal liquidation, redemption and voting rights except where class voting is required by the Trust’s governing instruments, or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. For more information about redemption rights and exchange privileges, please refer to the “How to Purchase, Redeem, and Exchange Shares” section in the Primary Prospectuses.

Federal Income Tax Consequences of the Reorganizations

The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account, such as an individual retirement account (IRA) or qualified retirement plan.

Each Fund has qualified for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code, since their respective inceptions. Accordingly, the Trust believes the Funds have been, and expects the Funds to continue through the closing to be, relieved of any federal income tax liability on its taxable income and gains it distributes to shareholders to the extent provided for in Subchapter M.

Each Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of each Target Fund into Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by Acquiring Fund as a result of the Reorganization;

•

the aggregate tax basis of the shares of Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•

the holding period of the shares of Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the closing).

Neither the Target Funds nor Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations. As a condition to closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Target Fund and Acquiring Fund as to the foregoing federal income tax consequences of each Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Target Fund and Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund, Acquiring Fund or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Information About the Funds.”

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of Acquiring Fund it receives. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect any other Reorganization.

Final Dividend. Each Target Fund will declare one or more dividends, and Acquiring Fund may declare a dividend payable at or near the time of closing to their respective shareholders any undistributed income and gains (net of available capital loss carryovers) to the extent necessary to avoid entity level tax or as otherwise deemed desirable. The distributions you receive from a Fund primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to federal alternative minimum tax (“AMT”) and state and local taxes. To the extent that such distributions are not “exempt-interest dividends,” the dividends may be taxable to as ordinary income or capital gain.

Alternative Minimum Tax. Each Fund may invest all or a substantial portion of its total assets in municipal securities that may subject certain investors to the federal alternative minimum tax (“AMT bonds”) and, therefore, a substantial portion of the income produced by each Fund may be taxable for such investors under the federal alternative minimum tax. If Acquiring Fund following a Reorganization has a greater portion of its portfolio investments in AMT bonds than a Target Fund, a greater portion of the dividends paid by Acquiring Fund to shareholders of the Target Fund, post-closing, may be taxable under the federal alternative minimum tax. However, the portion of a Fund’s total assets invested in AMT bonds on the closing date or in the future and the portion of income subject to federal alternative minimum tax cannot be known in advance. See the Schedule of Investments available in each Fund’s Annual Report for the portion of a Fund’s total assets that are invested in AMT bonds at April 30, 2012.

Limitations on Capital Loss Carryovers. The tax attributes, including capital loss carryovers, of the Target Funds move to Acquiring Fund in a Reorganization. The capital loss carryovers of the Target Funds and Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-closing. Under one such limitation, if a Fund has built-in gains at the time of closing that are realized by the combined Fund in the five-year period following a Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund. It is not anticipated that other limitations on use of a Fund’s capital loss carryovers, if any, would be material, although that depends on the facts at the time of closing of each Reorganization. At April 30, 2012, none of the Funds had a capital loss carryover. For more information with respect to each Fund’s capital loss carryovers, if any, please refer to the Fund’s shareholder report.

Net Unrealized Appreciation in Value. Shareholders of a Target Fund will receive a proportionate share of any taxable income and gains realized by Acquiring Fund and not distributed to its shareholders prior to the Reorganizations when such income and gains eventually are distributed by Acquiring Fund. As a result, shareholders of a Target Fund may receive a greater amount of taxable distributions than they would have had the Reorganizations not occurred. In addition, if Acquiring Fund, following the Reorganizations, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net assets than a Target Fund, shareholders of the Target Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. At April 30, 2012, the unrealized appreciation (depreciation) in value of the portfolio investments of each Target Fund on a tax basis as a percentage of its net assets is 6.0% for PA Fund and 5.9% for VA Fund compared to that of Acquiring Fund of 5.0%, and 5.5% on a combined basis. Accordingly, the PA Fund and the VA Fund shareholders, post-closing, will be exposed to slightly less unrealized appreciation in portfolio investments.

Tracking Your Basis and Holding Period; State and Local Taxes. After a Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of a Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

Pro Forma Capitalization

The following tables show the capitalization of each Target Fund and of Acquiring Fund as of April 30, 2012, and on a pro forma combined basis (unaudited) as of April 30, 2012, giving effect to each proposed Reorganization. The following are examples of the number of shares of Acquiring Fund that would be exchanged for the shares of the corresponding Target Fund(s) if a Reorganization were consummated on April 30, 2012, and do not reflect the number of shares or value of shares that would actually be received if the Reorganization occurs on the Closing Date. The following tables show the capitalization on a pro forma basis after giving effect to the proposed Reorganization between (a) the PA Fund and Acquiring Fund, (2) the VA Fund and Acquiring Fund, and (3) the PA Fund, the VA Fund and Acquiring Fund.

	PA Fund (Target Fund)		Acquiring Fund		Pro Forma Adjustments		Acquiring Fund Pro Forma After Reorganization
	Class A shares	Class I shares	Class A shares	Class I shares	Class A shares	Class I shares	Class A shares	Class I shares
Net Asset Value	$8,677,638	$92,267,642	$707,866	$146,008,841	—	—	$9,385,504	$238,276,483
Shares Outstanding	826,180	8,781,473	51,341	10,587,230	(197,109)	(2,089,206)	680,412	17,279,497
Net Asset Value per Share	$10.50	$10.51	$13.79	$13.79	—	—	$13.79	$13.79

	VA Fund (Target Fund)		Acquiring Fund		Pro Forma Adjustments		Acquiring Fund Pro Forma After Reorganization
	Class A shares	Class I shares	Class A shares	Class I shares	Class A shares	Class I shares	Class A shares	Class I shares
Net Asset Value	$20,374,382	N/A	$707,866	$146,008,841	—	N/A	$21,082,248	$146,008,841
Shares Outstanding	1,818,044	N/A	51,341	10,587,230	(340,142)	N/A	1,529,243	10,587,230
Net Asset Value per Share	$11.21	N/A	$13.79	$13.79	—	N/A	$13.79	$13.79

	PA Fund (Target Fund)		VA Fund (Target Fund)		Acquiring Fund		Pro Forma Adjustments
	Class A shares	Class I shares	Class A shares	Class I shares	Class A shares	Class I shares	Class A shares	Class I shares
Net Asset Value	$8,677,638	$92,267,642	$20,374,382	N/A	$707,866	$146,008,841	—	—
Shares Outstanding	826,180	8,781,473	1,818,044	N/A	51,341	10,587,230	(537,251)	(2,089,206)
Net Asset Value per Share	$10.50	$10.51	$11.21	N/A	$13.79	$13.79	—	—

	Acquiring Fund Pro Forma After Reorganizations
	Class A shares	Class I shares
Net Asset Value	$29,759,886	$238,276,483
Shares Outstanding	2,158,314	17,279,497
Net Asset Value per Share	$13.79	$13.79

The tables above assume that the Reorganizations occurred on April 30, 2012. The tables are for informational purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of a Target Fund on the date that a Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Acquiring Fund that actually will be received on or after that date.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of Target Funds and Acquiring Fund

WFMC is the investment advisor, and WTIA is the primary sub-advisor, for each Target Fund and for Acquiring Fund. For its services as investment advisor, WFMC is entitled to an annual advisory fee, and WTIA is entitled to an annual sub-advisory fee, which in each case is equal to a percentage of each Target Fund’s and Acquiring Fund’s average daily net assets. The maximum contractual advisory fee payable by each Target Fund and by Acquiring Fund is 0.50% per annum.

If the Reorganizations are approved, the resulting combined Funds will retain Acquiring Fund’s management fee structure.

For more information about the management of the Target Funds and Acquiring Fund, please refer to the “Who Manages the Funds?” section of the Primary Prospectuses, which are incorporated herein by reference, and to the “Who Manages and Provides Services to the Funds?” section of the Target Funds’ and Acquiring Fund’s SAI, which is incorporated by reference into the SAI related to this Prospectus/Proxy Statement. A copy of the prospectus for Acquiring Fund accompanies this Prospectus/Proxy Statement. A discussion regarding the basis for the approval by the Trust’s Board of Trustees of the investment advisory agreement for the Target Funds and Acquiring Fund is available in the Target Funds’ and Acquiring Fund’s April 30, 2012 annual report to shareholders.

Distribution of Target Fund and Acquiring Fund Shares

ALPS Distributors, Inc. (“ALPS”), whose address is 1290 Broadway, Suite 1100 Denver, Colorado 80203, serves as the principal underwriter of the Target Funds and Acquiring Fund under a distribution agreement with the Trust.

For more information about the distribution of Target Fund and Acquiring Fund shares, please refer to the “Accounts and Share Information” section of the Primary Prospectuses, which are incorporated herein by reference, and to the “How Are the Funds Sold?” section of the Target Funds’ and Acquiring Fund’s SAI, which is incorporated by reference into the SAI related to this Prospectus/Proxy Statement.

Other Service Providers

For more information about the Target Funds’ and Acquiring Fund’s custodian, administrators, fund accountant, transfer agent and independent registered public accounting firm, please refer to the “Who Manages and Provides Services to the Funds” and the “Fees Paid by the Funds for Services” sections of the Target Funds’ and Acquiring Fund’s SAI, which is incorporated by reference into the SAI related to this Prospectus/Proxy Statement.

Pricing of Shares

The price of each share of a Target Fund and Acquiring Fund is based on its net asset value (“NAV”) per share. The NAV per share of a class is generally determined by dividing the total net market value of the securities and other assets in a Fund’s portfolio allocable to such class, less liabilities allocable to such class, by the total number of shares outstanding of such class.

For more information about the pricing of the Target Funds’ and Acquiring Fund’s shares, please refer to the “How Are Shares Priced?” section of the Primary Prospectuses, which are incorporated herein by reference, and to the “Determining Market Value of Securities” and “What Do Shares Cost?” sections of the Target Funds’ and Acquiring Fund’s SAI, which is incorporated by reference into the SAI related to this Prospectus/Proxy Statement.

Comparison of Sales Charges and Fees

For information about the sales charges and fees with respect to the Class A shares of the Target Funds and Acquiring Fund, please refer to the “Sales Charges When You Purchase Class A Shares” section of the Primary Prospectuses, which are incorporated herein by reference, and to the “How Are the Funds Sold?” section of the Target Funds’ and Acquiring Fund’s SAI, which is incorporated by reference into the SAI related to this Prospectus/Proxy Statement.

Acquiring Fund and the Target Funds charge a redemption fee only in the following circumstances: If a shareholder makes an investment of $1,000,000 or more in Class A shares of a Target Fund or Acquiring Fund, and the shareholder redeems all or any portion of its shares at any time within the 18-month period beginning on the first day of the calendar month following the month in which the shareholder made the purchase, then the shareholder’s redemption proceeds will be subject to a 1.00% contingent deferred sales charge (“CDSC”). Exchanges do not trigger the CDSC. In addition, if the shareholder’s investment professional waives receipt of the NAV advanced commission payment described in the Prospectus and notifies the Funds, this CDSC will not apply. The CDSC will be calculated using the share price at time of purchase.

Purchases, Redemptions and Exchange of Shares

The purchase, redemption and exchange procedures employed by the Target Funds and Acquiring Fund are the same. For information about the purchasing, redeeming and exchanging Fund shares, including information about accounts with low balances, please refer to the “How to Purchase, Redeem and Exchange Shares” section of the Primary Prospectuses, which are incorporated herein by reference, and to the “How Are the Funds Sold?” section of the Target Funds’ and Acquiring Fund’s SAI, which is incorporated by reference into the SAI related to this Prospectus/Proxy Statement.

Additional Payments to Financial Intermediaries

The Target Funds’ and Acquiring Fund’s investment advisor and its affiliates may pay out of their own reasonable resources and legitimate profits amounts (including items of material value) to certain financial intermediaries (including the Distributor) to support the sale of shares or provide services to the Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell shares of a Fund to shareholders. These payments are not reflected in the fees and expenses listed in the fee table section of the Primary Prospectuses because they are not paid by the Target Funds and Acquiring Fund.

These payments are negotiated and may be based on such factors as the number or value of shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by a Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. Shareholders should contact their financial intermediary for information about any payments it receives from the Distributor, the investment advisor, their affiliates, or the Target Funds and Acquiring Fund and any services the financial intermediary provides.

Dividends and Distributions

The Target Funds and Acquiring Fund expect to declare dividends from their net investment income, if any, to shareholders daily and pay dividends from their net investment income, if any, to shareholders monthly. The Target Funds and Acquiring Fund typically distribute net realized capital gains, if any, at least annually, usually in December. The Target Funds and Acquiring Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee a Target Fund or Acquiring Fund will pay either an income dividend or a capital gains distribution.

For more information about dividends, distributions and the tax implications of investing in Acquiring Fund, please see the section entitled “Federal Income Tax Consequences of the Reorganization” in this Prospectus/Proxy Statement.

Financial Highlights

The prospectus for the Target Funds contains additional information for the Target Funds, including each Target Fund’s financial performance for the past five years under the heading, “Financial Highlights”, which is also incorporated by reference herein in reliance upon the report of Ernst & Young, LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing, and is available free of charge upon request. Attached as Appendix B is financial highlights information for the ten-month period ended April 30, 2012 and the past five fiscal years in the period ended June 30, 2011 for Acquiring Fund.

A copy of the prospectus for Acquiring Fund is enclosed with this Prospectus/Proxy Statement.

VOTING INFORMATION

This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by, and on behalf of, the Board, to be used at the Meeting. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of each Target Fund on or about October 1, 2012. Only shareholders of record as of the close of business on the Record Date, September 10, 2012, will be entitled to notice of, and to vote at, the Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization(s) and FOR any other matters deemed appropriate.

You can vote in any one of four ways:

By mail, with the enclosed proxy card;

In person at the Meeting;

By telephone; or

By Internet.

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE

1.	Read the Prospectus/Proxy Statement and have your proxy card with you.

2.	Call the toll-free number indicated on your proxy card.

3.	Follow the recorded instructions to cast your vote.

INSTRUCTIONS FOR VOTING BY INTERNET

1.	Read the Prospectus/Proxy Statement and have your proxy card with you.

2.	Go to the website indicated on your proxy card.

3.	Follow the instructions provided on the website to cast your vote.

We encourage you to vote by telephone or internet by using the control number that appears on your enclosed proxy card. Use of telephone and internet voting will reduce the time and costs associated with this proxy solicitation.

A shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised: (i) by sending a written notice of revocation to Broadridge Financial Solutions, Inc., at the following address: 51 Mercedes Way, Edgewood, New York 11717; (ii) by returning a duly executed proxy with a later date before the time of the Meeting, or (iii) if a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the Secretary of the Trust (without complying with any formalities) at any time before it is voted. Being present at the Meeting alone does not revoke a previously executed and returned proxy. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization(s) contemplated thereby.

Solicitation of Votes

In addition to the mailing of this Prospectus/Proxy Statement, proxies may be solicited by telephone or in person by the Trustees, officers of the Trust, personnel of Adviser, the Target Funds’ administrator or distributor, and personnel of the Target Funds’ and Acquiring Fund’s transfer agent, or broker-dealer firms.

Broadridge Financial Solutions, Inc., a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $5,000. It is expected that the solicitation will be primarily by mail. As the date of the Meeting approaches, however, certain Target Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of a Target Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information provided by the person corresponds to the information that the Solicitor has, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Prospectus/Proxy Statement. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement. The Solicitor representative will record the shareholder’s instructions on the proxy card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy card originally sent with this Prospectus/Proxy Statement or attend the Meeting in person.

Each Target Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Such broker-dealer firms, custodians, nominees, and fiduciaries may be reimbursed for their reasonable expenses incurred in connection with such proxy solicitation. In addition, certain officers and representatives of Adviser or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

Quorum and Voting Requirements

Holders of at least one-third of the total number of shares of each Target Fund outstanding as of the Record Date, present in person or by proxy, shall constitute a quorum for the purpose of voting on the proposal. Approval of the proposal requires the affirmative vote of a 1940 Act Majority.

Effect of Abstention and Broker “Non-Votes”

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Such instructions will have the same effect as that of a vote against approval of the Plan, because approval requires the affirmative vote of a 1940 Act Majority.

Adjournment

If a quorum is not present in person or by proxy at the time the Meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the Meeting to a later date. If a quorum is present but there are not sufficient votes in favor of the Plans, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies concerning the Plans. Any adjournment will require the affirmative vote of a majority of each Target Fund’s shares present at the Meeting. If an adjournment of the Meeting is proposed because there are not sufficient votes in favor of the proposal, the persons named as proxies will vote their proxies as they deem appropriate under the circumstances.

Other Matters

The Board does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. The Trustees are not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Future Shareholder Proposals

You may request inclusion in the Trust’s proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

Record Date and Outstanding Shares

Target Funds

Only shareholders of record of a Target Fund at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof.

The following table shows the number of shares of each class and the total number of outstanding shares of each Target Fund as of September 10, 2012:

Target Funds	NUMBER OF SHARES OUTSTANDING
PA Fund
Class A Shares	869,470.908
Class I Shares	8,401,988.337

Total	9,271,459.245
VA Fund
Class A Shares	1,832,133.059

Total	11,103,592.304

As of September 10, 2012, the current officers and Trustees of the Trust in the aggregate beneficially owned less than 1% of the shares of each Target Fund.

As of September 10, 2012, the persons shown below owned of record or beneficially 5% or more of the outstanding shares of the class identified of each of the Target Funds.

PA Fund Class A

Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	12.66%

Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	8.28%

Pershing PO Box 2052 Jersey City, NJ 07303-2052	7.35%

PA Fund Class I

SEI Private Trust Company C/O M&T Bank ID 337 Attn: Mutual Funds Administrator 1 Freedom Valley Dr. Oaks, PA 19456-9989	54.16%

SEI Private Trust Company C/O M&T Bank ID 337 Attn: Mutual Funds Administrator 1 Freedom Valley Dr. Oaks, PA 19456-9989	21.41%

SEI Private Trust Company C/O M&T Bank ID 337 Attn: Mutual Funds Administrator 1 Freedom Valley Dr. Oaks, PA 19456-9989	8.87%

VA Fund Class A

SEI Private Trust Company 1 Freedom Valley Dr. Oaks, PA 19456-9989	22.67%

SEI Private Trust Company C/O M&T Bank ID 337 Attn: Mutual Funds Administrator 1 Freedom Valley Dr. Oaks, PA 19456-9989	12.51%

M&T Bank (the “Bank”), the parent company of WTIA and an affiliate of WFMC, is authorized by PA Fund and VA Fund shareholders to vote approximately 65% and 35%, respectively, of the total outstanding shares of the PA Fund and VA Fund, which are held of record in the Bank’s name. The Bank intends to vote such shares in favor of the Reorganizations. The Bank is the principal banking subsidiary of M&T Bank Corporation, a New York business corporation with principal executive offices located at One M&T Plaza, Buffalo, New York 14203.

Acquiring Fund

The following table shows the number of shares of each class and the total number of outstanding shares of Acquiring Fund as of September 10, 2012:

Acquiring Fund	Number of Shares Outstanding
Class A Shares	89,080.695
Class I Shares	11,007,964.131

Total	11,097,044.826

As of September 10, 2012, the current officers and Trustees of the Trust in the aggregate beneficially owned less than 1% of the shares of Acquiring Fund.

As of September 10, 2012, the persons shown below owned of record or beneficially 5% or more of the outstanding shares of the class identified of Acquiring Fund. The percentage of Acquiring Fund that would be owned by the below named shareholders upon consummation of the Reorganizations is expected to decline.

Municipal Bond Fund Class A
Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	40.50%

NFS LLC FBO Sidney & Catherine Berglund TTEE Catherine & Sidney Berglund Rev Trust Rock Round, TN 78664	22.60%

Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	13.50%

Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	9.00%

Municipal Bond Fund Class I

SEI Private Trust Company C/O M&T Bank/WTC ID 337 One Freedom Valley Drive Oaks, PA 19456	65.06%

SEI Private Trust Company Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456	7.16%

The votes of the shareholders of Acquiring Fund are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.

Information About the Funds

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Trust can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street NE, Room 1580, Washington, DC 20549 and at the following regional offices of the SEC: New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; Los Angeles Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036; Atlanta Regional Office, 3475 Lenox Road, N.E., Suite 1000, Atlanta, Georgia 30326; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, Massachusetts 02110; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, Texas 76102; Philadelphia Regional Office, 701 Market Street, Suite 2000, Philadelphia, Pennsylvania 19106; Salt Lake City Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, Utah 84101; and San Francisco Regional Office, 44 Montgomery Street, Suite 2600, San Francisco, California 94104. Copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Service, SEC, Washington, D.C. 20549 at present rates. The SEC maintains a website (at http://www.sec.gov) which contains other information about the Trust.

APPENDIX A: FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION is made as of June 21, 2012 (the “Plan”) by Wilmington Funds, a Delaware statutory trust, with its principal place of business at 111 South Calvert Street, 26th Floor, Baltimore, MD 21202 (the “Trust”), on behalf of the following series:

Acquired Fund and Share Class	Acquiring Fund and Share Class
Wilmington Pennsylvania Municipal Bond Fund	Wilmington Municipal Bond Fund
Class A Shares	Class A Shares
Class I Shares	Class I Shares

Wilmington Virginia Municipal Bond Fund
Class A Shares

Acquired Funds and Acquiring Fund may be collectively referred to herein as each “Fund” or the “Funds”.

This Plan is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. Each reorganization will consist of: (i) the transfer of substantially all of the assets, property and goodwill (“Assets”) of each Acquired Fund listed in the table above in exchange for the corresponding class of shares listed in the table above of Acquiring Fund (“Acquiring Fund Shares”); (ii) the assumption by Acquiring Fund of all of the liabilities (as set forth in paragraph 1.3) of each Acquired Fund; (iii) the distribution of each class of Acquiring Fund Shares to the holders of the corresponding class of shares of each Acquired Fund and (iv) the liquidation of each Acquired Fund as provided herein, all upon the terms and conditions set forth in this Plan (the “Reorganization”).

WHEREAS, Acquiring Fund and each Acquired Fund are separate series of the Trust, and the Trust is an open-end, registered management investment company, and each Acquired Fund owns securities that generally are assets of the character in which Acquiring Fund is permitted to invest;

WHEREAS, Acquiring Fund and each Acquired Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to Acquiring Fund, is in the best interests of Acquiring Fund and that the interests of the existing shareholders of Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to each Acquired Fund, is in the best interests of such Acquired Fund and that the interests of the existing shareholders of each Acquired Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

ARTICLE I: TRANSFER OF ASSETS OF AN ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF AN ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties of Acquiring Fund contained herein, each Acquired Fund agrees to sell, convey, transfer and deliver all of its Assets, as set forth in paragraph 1.2, to Acquiring Fund. In exchange, Acquiring Fund agrees to (i) deliver to each Acquired Fund the number of full and fractional Acquiring Fund Shares, determined, with respect to each class of shares of an Acquired Fund and the corresponding class of shares of Acquiring Fund, by (a) multiplying the shares outstanding of an Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of an Acquired Fund by (y) the net asset value per share of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2 and (ii) assume all of the liabilities of each Acquired Fund as set forth in paragraph 1.3. Holders of each class of shares of an Acquired Fund will receive shares of the corresponding class of Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The Assets of an Acquired Fund to be acquired by Acquiring Fund shall consist of all property, assets, and goodwill, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivable, stock splits, settlement rights and payments, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption) owned by an Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of Acquired Fund on the Closing Date (as defined in paragraph 3.1), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to discharge all of an Acquired Fund’s known liabilities on its books on the Closing Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Closing Date and (2) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against an Acquired Fund, if any, on the Closing Date, for which contingent and other appropriate liability reserves shall be established on the books of an Acquired Fund.

Each Acquired Fund has provided to Acquiring Fund its most recent audited financial statements, which contain a list of all of the Acquired Fund’s Assets as of the date of such statements. Each Acquired Fund hereby represents that as of the date of the execution of this Plan, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3 LIABILITIES TO BE DISCHARGED. Each Acquired Fund will discharge all of its known liabilities and obligations prior to the Closing Date (as defined in paragraph 3.1). Acquiring Fund will assume all of the liabilities of each Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Time (as defined in paragraph 2.1) in connection with the acquisition of the Assets and subsequent liquidation and dissolution of each Acquired Fund.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) each Acquired Fund will distribute in complete liquidation of itself, pro rata to its shareholders of record, all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, determined as of the close of business on the business day immediately preceding the Closing Date (the “Acquired Fund Shareholders”); and (b) each Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of the Acquiring Fund Shares credited to the account of an Acquired Fund on the books of Acquiring Fund to open accounts on the share records of Acquiring Fund in the name of Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of each Acquired Fund (the “Acquired Fund Shares”) will simultaneously be canceled on the books of Acquired Fund and shall no longer evidence ownership thereof. Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, each Acquired Fund shall not conduct any business except in connection with its termination. Fractional shares of beneficial interest of an Acquiring Fund shall be carried to the third decimal place.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued simultaneously to an Acquired Fund, in an amount equal in value to the aggregate net asset value of each class of shares of Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of Acquired Fund Shares on the books of an Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of an Acquired Fund is and shall remain the responsibility of an Acquired Fund.

1.8 TERMINATION. Each Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS. All books and records of an Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to Acquiring Fund from and after the Closing Date and shall be turned over to Acquiring Fund as soon as practicable following the Closing Date.

1.10. UNPAID DIVIDENDS AND DISTRIBUTIONS. On the Closing Date (as defined in paragraph 3.1), each Acquired Fund Shareholder as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing Date shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on the Distribution Record Date.

ARTICLE II: VALUATION

2.1 VALUATION OF ASSETS. The value of an Acquired Fund’s Assets to be acquired by Acquiring Fund hereunder shall be the value of such Assets at the close of regular trading on the New York Stock Exchange (the “NYSE”) on the business day immediately preceding the Closing Date provided in paragraph 3.1 or such earlier or later date and time as determined by an officer of the Trust (the “Valuation Time”), using the valuation procedures set forth in the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Trust Instrument”), Acquiring Fund’s then current Prospectus and Statement of Additional Information, and the Trust’s Pricing Committee Procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Time, determined to the nearest full cent, using the valuation procedures set forth in the Trust Instrument, Acquiring Fund’s then current Prospectus and Statement of Additional Information, and the Trust’s Pricing Committee Procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for an Acquired Fund’s Assets, shall be determined, with respect to each class of shares of an Acquired Fund and each corresponding class of shares of an Acquiring Fund, by (a) multiplying the shares outstanding of an Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of an Acquired Fund by (y) the net asset value per share of Acquiring Fund determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by The Bank of New York Mellon, as the custodian for Acquiring Fund and each Acquired Fund.

ARTICLE III: CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about November 30, 2012, or such other date(s) as the parties may agree to (the “Closing Date”). All acts taking place at the closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of the Trust, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. Each Acquired Fund shall cause its custodian (the “Custodian”) to deliver on the Closing Date a certificate of an authorized officer stating that: (a) Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to Acquiring Fund on the Closing Date; and (b) all necessary Taxes (as defined below) including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by Acquired Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of Acquiring Fund or an Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of Acquiring Fund or an Acquired Fund is impracticable, then the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored, or to such other date(s) as the parties may agree.

3.4 TRANSFER AGENT’S CERTIFICATE. Each Acquired Fund shall cause BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”), as transfer agent for each Acquired Fund as of the Closing Date, to deliver at the closing, a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder at the Valuation Time. Acquiring Fund shall issue and deliver or cause BNYMIS, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to each Acquired Fund that Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of Acquiring Fund. On the Closing Date, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV: REPRESENTATIONS AND WARRANTIES

4.1 NECESSARY FINDINGS OF FACT BY WILMINGTON FUNDS ON BEHALF OF EACH ACQUIRED FUND AND ACQUIRING FUND:

(a) Each Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

(b) The Trust is duly registered as an open-end management investment company under the 1940 Act, and the Trust’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect as of the date hereof and will be in full force and effect as of the Closing Date.

(c) The current Prospectus and Statement of Additional Information of each Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations. All of the shares of each Acquired Fund and Acquiring Fund sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exception for the purpose of raising initial capital or obtaining any required initial shareholder approvals. The Prospectus and Statement of Additional Information of each Fund, as well as the combined prospectus/proxy statement pursuant to which approval of Acquired Fund’s shareholders will be sought, shall not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The books and records of each Acquired Fund, including FASB ASC 740-10-25 (formerly FIN 48) work papers and supporting statements (“FIN 48 Workpapers”), made available to Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of an Acquired Fund. The books and records of Acquiring Fund, including FIN 48 Workpapers, made available to each Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquiring Fund.

(e) The execution, delivery, and performance of this Plan on behalf of each Fund (subject to Acquired Fund Shareholder approval) will not result in the violation of any provision of the Trust Instrument or the Trust’s By-Laws (“By-laws”) or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which either is a party or by which it is bound.

(f) Each Acquired Fund has no material contracts or other commitments (other than this Plan) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(g) Except as otherwise disclosed in writing to and accepted by the relevant Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against either Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Fund to carry out the transactions contemplated by this Plan. Neither Fund knows of any facts that might form the basis for the institution of such proceedings and neither Fund is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that could materially and adversely affect its business or its ability to consummate the transactions contemplated herein. Neither Fund is charged with, or to its knowledge, threatened with, any violation or investigation of any possible violation of any provision of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h) The audited financial statements of each Fund as of April 30, 2012, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements fairly reflect the financial condition of each Fund as of such date, and there are no known contingent liabilities of either Fund as of such date that are not disclosed in such statements.

(i) The statement of assets and liabilities of each Acquired Fund and Acquiring Fund to be furnished by the Trust as of the Closing Date for the purpose of determining the number of shares of beneficial interest of an Acquiring Fund to be issued pursuant to Article I hereof will accurately reflect the net assets of each Acquired Fund and Acquiring Fund and their outstanding shares of beneficial interest as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(j) Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in either Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by a Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Trust on behalf of the relevant Fund. For the purposes of this paragraph (j), a decline in the net asset value of Acquired Fund shall not constitute a material adverse change.

(k) The Trust has duly and timely filed, on behalf of each Acquired Fund and Acquiring Fund, as appropriate, all Tax (as defined below) returns, reports, information returns, elections, agreements, and declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto) (collectively, the “Returns”), which are required to be filed by an Acquired Fund or Acquiring Fund, and all such Returns accurately state the amount of Tax owed for the periods covered by the Returns, or, in the case of information returns, the amount and character of income required to be reported by an Acquired Fund or Acquiring Fund. The Trust has, on behalf of each Acquired Fund or Acquiring Fund, as appropriate, paid or made provision and properly accounted for all Taxes due or properly shown to be due on such Returns. The amounts set up as provisions for Taxes in the books and records of an Acquired Fund or Acquiring Fund, as appropriate, as of the Closing Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by an Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years (or portions thereof) ending on or before the Closing Date, including all Taxes imposed before or after the Closing Date that are attributable to any such period or fiscal year. No return filed by the Trust on behalf of an Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority, no waivers of the time to assess any Taxes are outstanding, and no written requests for such waivers are pending. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To the best knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the Assets of an Acquired Fund or Acquiring Fund, as appropriate. There are no known actual or proposed deficiency assessments with respect to any Taxes payable by the Trust.

(l) All issued and outstanding shares of each Fund are duly and validly issued and outstanding, fully paid and non-assessable by such Fund. All of the issued and outstanding shares of an Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of an Acquired Fund’s transfer agent as provided in paragraph 3.4. No Fund has any outstanding options, warrants, or other rights to subscribe for or purchase any of its shares, and has no outstanding securities convertible into any of its shares. Each Acquired Fund and Acquiring Fund are authorized to issue an unlimited number of shares of beneficial interest, with no par value.

(m) At the Closing Date, each Acquired Fund will have good and marketable title to the Acquired Fund’s Assets to be transferred to Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which Acquiring Fund has received notice, and, upon delivery and payment for such Assets, and the filing of any articles, certificates or other documents under the laws of the state of Delaware, an Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such Assets, other than such restrictions as might arise under the 1933 Act, and such imperfections of title or encumbrances as do not materially detract from the value or use of the Assets subject thereto, or materially affect title thereto, and other than as disclosed to and accepted by Acquiring Fund.

(n) No Fund has any unamortized or unpaid organizational fees or expenses.

(o) Acquiring Fund Shares to be issued and delivered to an Acquired Fund for the accounts of Acquired Fund Shareholders pursuant to the terms of this Plan will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(p) The Trust has the necessary trust power and trust authority to conduct its business and the business of each Acquiring Fund and Acquired Fund as such businesses are now being conducted. The Trust has full trust power and trust authority to enter into and perform its obligations under this Plan. The execution, delivery and performance of this Plan have been duly authorized by all necessary action on the part of each Fund. Subject to approval by Acquired Fund Shareholders, this Plan constitutes a legally valid and binding obligation of each Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, arrangement among creditors, fraudulent transfer or conveyance and other laws relating to or affecting creditors’ rights and to general equity principles.

(q) The information to be furnished by each Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

(r) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to each Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(s) Each Acquired Fund has elected to be treated as a “regulated investment company” (a “RIC”) under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g)(1) of the Code; has qualified for treatment as a RIC for each taxable year since inception and will continue to qualify as a RIC for its taxable year ending upon its liquidation; has not had any earnings or profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply to it; and the consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(t) Acquiring Fund has elected to be treated as a RIC under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code; has qualified for treatment as a RIC for each taxable year since inception and will continue to qualify as a RIC for its taxable year ending upon its liquidation; has not had any earnings or profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply to it; and the consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(u) Neither Acquiring Fund nor any Acquired Fund is under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(v) There is no inter-corporate indebtedness existing between an Acquired Fund and Acquiring Fund that was issued, acquired, or will be settled at a discount.

(w) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Plan by the Trust, for itself and on behalf of each Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Plan and the transactions contemplated herein must be approved by the shareholders of each Acquired Fund as described in paragraph 5.2.

(x) On the Closing Date, each class of shares of beneficial interest of Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of an Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(y) Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V: COVENANTS OF ACQUIRING FUND AND EACH ACQUIRED FUND

5.1 OPERATION IN ORDINARY COURSE. Each Fund will operate its respective business in the ordinary course between the date of this Plan and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The Board of Trustees of the Trust will call a special meeting of Acquired Fund Shareholders to consider and act upon this Plan and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. Each Acquired Fund covenants that its Acquiring Fund Shares to be issued pursuant to this Plan are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Plan.

5.4 ADDITIONAL INFORMATION. Each Acquired Fund will assist its Acquiring Fund in obtaining such information as Acquiring Fund reasonably requests concerning the beneficial ownership of an Acquired Fund’s shares.

5.5 FURTHER ACTION. Subject to the provisions of this Plan, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. If requested by Acquiring Fund in writing, each Acquired Fund shall furnish Acquiring Fund, in such form as is reasonably satisfactory to Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by Acquiring Fund as a result of Section 381 of the Code.

5.7 OTHER INFORMATION. At the Closing, the Trust shall provide:

(a) A statement of the respective tax basis and holding period of all investments to be transferred by each Acquired Fund to the Acquiring Fund.

(b) A copy (which may be in electronic form) of each Acquired Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of common stock of the Acquired Fund held by each shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with each Acquired Fund with respect to each shareholder, for all of the shareholders of record of each Acquired Fund’s shares as of the Valuation Time, who are to become holders of shares of the Acquiring Fund as a result of the transactions contemplated by this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

(c) If requested by the Acquiring Fund, all work papers and supporting statements related to ASC 740-10-25 (formerly, “Accounting for Uncertainty in Income Taxes,” FASB Interpretation No. 48, July 13, 2006) pertaining to the Acquired Fund.

(d) The tax books and records of each Acquired Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.

5.8 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Trust will prepare and file with the Commission a registration statement on Form N-14 relating to Acquiring Fund Shares to be issued to shareholders of an Acquired Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement of each Acquired Fund and a Prospectus of Acquiring Fund relating to the transactions contemplated by this Plan. The Registration Statement shall be in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations promulgated thereunder as applicable. The Registration Statement will not contain untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Acquired Fund’s shareholders’ meeting, and on the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading. Each Fund will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of Acquired Fund’s Shareholders to consider the approval of this Plan and the transactions contemplated herein.

5.9 SHARES OF BENEFICIAL INTEREST. The shares of beneficial interest of Acquiring Fund to be issued and delivered to an Acquired Fund pursuant to the terms of Article I hereof shall have been duly authorized as of the Closing Date and, when so issued and delivered, shall be registered under the 1933 Act, validly issued and fully paid and non-assessable, and no shareholder of Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof other than any rights created pursuant to this Plan.

5.10 TAX RETURNS. Each Fund covenants that by the Closing Date, all federal and other Tax Returns required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

5.11 ACQUIRED FUND TAX RETURNS. Each Acquired Fund shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Acquired Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Acquired Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

5.12 LIQUIDATING DISTRIBUTIONS. As soon as is reasonably practicable after the Closing, each Acquired Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.4 hereof.

5.13 TAX-FREE REORGANIZATION. It is the intention of the parties to each Reorganization that the Reorganization will qualify as a reorganization with the meaning of Section 368(a)(1) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

ARTICLE VI: CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

The obligations of each Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by Acquiring Fund of all the obligations to be performed by Acquiring Fund pursuant to this Plan on or before the Closing Date, and, in addition, subject to the following conditions:

6.1 All representations and warranties of Acquiring Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date and all covenants and obligations of Acquiring Fund contained in this Plan shall have been complied with in all material respects as of the Closing Date. Acquiring Fund shall have delivered to its an Acquired Fund a certificate executed in the Acquiring Fund’s name by the Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to an Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as an Acquired Fund shall reasonably request.

ARTICLE VII: CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

The obligations of Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by an Acquired Fund of all the obligations to be performed by Acquired Fund pursuant to this Plan, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations and warranties of the Acquired Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date and all covenants of an Acquired Fund contained in this Plan shall have been complied with in all material respects as of the Closing Date. Each Acquired Fund shall have delivered to Acquiring Fund on such Closing Date a certificate executed in an Acquired Fund’s name by the Trust’s President or Vice President and Treasurer or Assistant Treasurer, in form and substance satisfactory to Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as Acquiring Fund shall reasonably request.

7.2 Each Acquired Fund shall have delivered to Acquiring Fund a statement of an Acquired Fund’s assets and liabilities, together with a list of Acquired Fund’s portfolio securities showing the adjusted cost basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

7.3 Each Acquired Fund shall have declared, and shall have paid or caused to have been paid, a dividend or dividends prior to the closing on the Closing Date which, together with all previous such dividends, shall have the effect of distributing to its shareholders: (i) all of an Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of an Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of an Acquired Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year.

ARTICLE VIII: FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to either an Acquired Fund or Acquiring Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1 This Plan and the transactions contemplated herein, with respect to an Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of an Acquired Fund in accordance with applicable law and the provisions of the Trust Instrument and the By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to Acquiring Fund. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Plan under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Plan or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the Assets or properties of Acquiring Fund or an Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued prior to the Closing Date or shall be in effect on the Closing Date. To the best knowledge of the parties to this Plan, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received, prior to or on the Closing Date, an opinion of counsel substantially to the effect that for federal income tax purposes with respect to Acquiring Fund and each Acquired Fund, provided the transactions contemplated hereby are carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of the Trust on behalf of the Funds with regard to matters of fact:

(a) The acquisition by Acquiring Fund of substantially all of the Assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Acquiring Fund and the Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(b) No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its Assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

(c) No gain or loss will be recognized by Acquiring Fund upon the receipt by it of substantially all of the Assets of the Acquired Fund in exchange solely for the assumption of the liabilities of the Acquired Fund and the issuance of the Acquiring Fund Shares pursuant to Section 1032(a) of the Code;

(d) No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund Shares to the Acquired Fund shareholders in complete liquidation of the Acquired Fund pursuant to Section 361(c)(1) of the Code;

(e) The tax basis of the Assets of the Acquired Fund received by Acquiring Fund will be the same as the basis of such Assets in the hands of the Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(f) The holding periods of the Assets of the Acquired Fund received by Acquiring Fund will include the periods during which such Assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code;

(g) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of all of their Acquired Fund Shares for Acquiring Fund Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code;

(h) The aggregate tax basis of the Acquiring Fund Shares received by the Acquired Fund shareholders (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefore pursuant to Section 358(a)(1) of the Code;

(i) The holding period of the Acquiring Fund Shares received by the Acquired Fund’s shareholders (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as a capital asset on the Closing Date of the Reorganization pursuant to Section 1223(l) of the Code; and

(j) For purposes of Section 381 of the Code, Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Treasury Regulations”)) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

Such opinion shall be based on customary assumptions and such representations as Stradley Ronon Stevens & Young, LLP (“SRSY”) may reasonably request, and the Trust will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on a Fund or any Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Such opinion shall contain such limitations as shall be in the opinion of SRSY appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, the Trust may not waive the conditions set forth in this paragraph 8.5.

8.6 That on the Closing Date, each Acquired Fund transfers to Acquiring Fund aggregate net assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% of fair market value of the total gross assets recorded on the books of or otherwise held by the Acquired Fund on the Closing Date.

8.7 That there be delivered to Acquiring Fund (a) information concerning the tax basis and holding period of an Acquired Fund in all securities transferred to Acquiring Fund; (b) shareholder information including: the names, addresses, and taxpayer identification numbers of the shareholders of an Acquired Fund as of the Closing Date; the number of shares held by each shareholder; the dividend reinvestment elections applicable to each shareholder; and the backup withholding and nonresident alien withholding certifications, notices or records on file with Acquired Fund with respect to each shareholder; (c) if requested by Acquiring Fund in writing, all FIN 48 Workpapers; (d) if requested by Acquiring Fund in writing, the Tax books and records of an Acquired Fund for purposes of preparing any Tax returns required by law to be filed after the Closing Date; and (e) if requested by Acquiring Fund in writing, a statement of earnings and profits of an Acquired Fund, as described in paragraph 5.6.

8.8 That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from Counsel to the effect that:

(a) The Trust is a statutory trust under the laws of the State of Delaware on and is validly existing and in good standing under the laws of the State of Delaware.

(b) The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(c) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of each Acquired Fund and Acquiring Fund.

(d) Assuming that the initial shares of beneficial interest of an Acquired Fund were issued in accordance with the 1940 Act, and the Trust Instrument and the By-Laws, and that all other such outstanding shares of an Acquired Fund were sold, issued and paid for in accordance with the terms of an Acquired Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(e) Assuming that the initial shares of beneficial interest of Acquiring Fund were issued in accordance with the 1940 Act and the Trust Instrument and the By-Laws, and that all other such outstanding shares of Acquiring Fund were sold, issued and paid for in accordance with the terms of Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(f) Except as disclosed in an Acquired Fund’s and Acquiring Fund’s currently effective prospectus, Counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, an Acquired Fund or Acquiring Fund;

(g) The shares of beneficial interest of Acquiring Fund to be issued pursuant to the terms of Article I hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or an Acquiring Fund;

(h) To Counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(i) Neither the execution nor performance of this Plan by the Trust violates any provision of its Trust Instrument, its By-Laws, or the provisions of any agreement or other instrument, known to such Counsel to which the Trust is a party or by which the Trust is otherwise bound.

(j) In rendering such opinion, Counsel may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree, (iii) limit such opinion to applicable federal and state law,

(iv) define the word “knowledge” and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and the Reorganization; and (v) rely on certificates of officers or trustees of the Trust, in each case reasonably acceptable to the Trust.

ARTICLE IX: EXPENSES

9.1 The expenses of the Reorganization will be borne by Wilmington Funds Management Corporation (“Adviser”). Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. Registration fees will be borne by the Trust on an as-incurred basis.

ARTICLE X: FINAL TAX RETURNS AND FORMS 1099 OF ACQUIRED FUND

10.1 After the Closing Date, the Trust shall or shall cause its agents to prepare any federal. state or local Tax Return, including any Forms 1099, required to be filed by the Trust with respect to an Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

10.2 Notwithstanding the provisions of Article IX hereof, any expenses incurred by the Trust or an Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing Date, shall be borne by an Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to this Plan; any excess expenses shall be borne by Adviser, at the time such Tax returns and Forms 1099 are prepared.

ARTICLE XI: ENTIRE PLAN; SURVIVAL OF WARRANTIES

11.1 The Trust, on behalf of each Fund, agrees that it has not made any representation, warranty and/or covenant regarding the Reorganizations other than those set forth herein, and that this Plan constitutes the entire agreement between the parties.

11.2 Except as specified in the next sentence set forth in this paragraph 11.2, the representations, warranties, and covenants contained in this Plan or in any document delivered pursuant to or in connection with this Plan, shall not survive the consummation of the transactions contemplated hereunder and neither the Trust, Acquiring Fund, nor Acquired Fund, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XII: TERMINATION

12.1 This Plan may be terminated at any time (whether before or after adoption thereof by the shareholders of Acquired Fund) by the consent of the Trust. In addition, the Trust may at its option terminate this Plan on behalf of either Fund at or before the Closing Date due to:

(a) A breach of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

(b) A condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c) A determination by the Board of Trustees that the consummation of the transactions contemplated herein is not in the best interest of a Fund.

12.2 In the event of any such termination, this Plan shall become void and have no further effect, and there shall be no liability for damages on the part of Acquiring Fund, an Acquired Fund, the Trust, or persons who are their agents, shareholders, Trustees or officers. The failure of any Acquired Fund to consummate the transactions contemplated in this Plan will not affect the consummation of the Reorganization of any other Acquired Fund.

ARTICLE XIII: AMENDMENTS

13.1 This Plan may be amended, modified, or supplemented in such manner as may be approved in writing by the officers of the Trust as specifically authorized by the Board of Trustees; provided, however, that following the meeting of Acquired Fund Shareholders called by Acquired Fund pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Plan to the detriment of such shareholders without their further approval; and further provided, that the officers of the Trust may change the Valuation Time and Closing Date through a written amendment to this Plan without specific additional authorization by the Trust’s Board of Trustees.

ARTICLE XIV: HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

14.1 The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

14.2 This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Plan shall be governed by and construed in accordance with the laws of the State of Delaware.

14.4 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

14.5 It is expressly agreed that the obligations of the Funds shall not be binding upon any of the Trust’s Trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Funds as provided in the Trust Instrument. No other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein. The Trust, Acquiring Fund and an Acquired Fund shall not seek satisfaction of any obligation or liability from shareholders of any other Fund, or the trustees, officers, employees or agents of the Trust. The execution and delivery of this Plan have been authorized by the Trustees of the Trust and signed by authorized officers of the Trust acting as such.

Neither the authorization of such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Funds as provided in the Trust Instrument.

[Signature Page Follows]

IN WITNESS WHEREOF, the parties have duly executed this Plan, all as of the date first written above.

WILMINGTON FUNDS

By:
Name:
Title:

WILMINGTON FUNDS MANAGEMENT CORPORATION,
with respect to the agreement described in Article IX, Section 9.1 of the Plan

By:
Name:
Title:

APPENDIX B: FINANCIAL HIGHLIGHTS

Financial Highlights

The following financial highlights are intended to help you understand the financial performance of the Wilmington Municipal Bond Fund’s Class A and Class I Shares for the ten-month period ended April 30, 2012 and the past five fiscal years in the period ended June 30, 2011. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains. The information in this table has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ audited financial statements, is included in the April 30, 2012 Annual Report, which is available upon request.

For a share outstanding throughout each year ended June 30, unless otherwise noted:

WILMINGTON MUNICIPAL BOND FUND†

CLASS A SHARES	For the period July 1, 2011 through April 30, 2012*		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.18		$13.22	$12.64	$12.79	$12.75	$12.66
Income (Loss) From Operations:
Net Investment Income	0.29	(b)	0.42	0.46	0.47	0.45	0.40
Net realized and unrealized gain (loss) on Investments	0.78		0.04	0.61	(0.10)	0.04	0.09

Total Income (Loss) From Operations	1.07		0.46	1.07	0.37	0.49	0.49

Less Distributions From:
Net Investment Income	(0.29)		(0.42)	(0.46)	(0.47)	(0.45)	(0.40)
Net Realized gains	(0.17)		(0.08)	(0.03)	(0.05)	—	—

Total Distributions	(0.46)		(0.50)	(0.49)	(0.52)	(0.45)	(0.40)

Net Asset Value, End of Period	$13.79		$13.18	$13.22	$12.64	$12.79	$12.75

Total Return(a)	8.18%		3.56%	8.57%	3.04%	3.86%	3.92%
Net Assets, End of Period (000’s)	$708		$758	$579	$164	$11	$10
Ratios to Average Net Assets
Gross Expense	0.92	%(c)	0.86%	0.85%	0.87%	0.86%	0.90%
Net Expenses(d)	0.87	%(c)	0.86%	0.85%	0.87%	0.86%	0.90%
Net Investment Income	2.56	%(c)	3.20%	3.55%	3.50%	3.48%	3.15%
Portfolio Turnover Rate	52%		30%	44%	19%	37%	56%

B-1

For a share outstanding throughout each year ended June 30, unless otherwise noted:

WILMINGTON MUNICIPAL BOND FUND† – (continued)

CLASS I SHARES	For the period July 1, 2011 through April 30, 2012*		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.19		$13.22	$12.64	$12.79	$12.75	$12.66
Income (Loss) From Operations:
Net Investment Income	0.32	(b)	0.45	0.49	0.50	0.48	0.43
Net realized and unrealized gain (loss) on Investments	0.77		0.05	0.61	(0.10)	0.04	0.09

Total Income (Loss) From Operations	1.09		0.50	1.10	0.40	0.52	0.52

Less Distributions From:
Net Investment Income	(0.32)		(0.45)	(0.49)	(0.50)	(0.48)	(0.43)
Net Realized gains	(0.17)		(0.08)	(0.03)	(0.05)	—	—

Total Distributions	(0.49)		(0.53)	(0.52)	(0.55)	(0.48)	(0.43)

Net Asset Value, End of Period	$13.79		$13.19	$13.22	$12.64	$12.79	$12.75

Total Return	8.33%		3.90%	8.84%	3.27%	4.09%	4.15%
Net Assets, End of Period (000’s)	$146,009		$141,519	$166,253	$135,073	$134,272	$113,118
Ratios to Average Net Assets
Gross Expense	0.68	%(c)	0.61%	0.60%	0.62%	0.61%	0.65%
Net Expenses(d)	0.62	%(c)	0.61%	0.60%	0.62%	0.61%	0.65%
Net Investment Income	2.80	%(c)	3.44%	3.79%	3.99%	3.70%	3.37%
Portfolio Turnover Rate	52%		30%	44%	19%	37%	56%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Annualized for periods less than one year.
(d)	The investment advisor or other service providers waived or reimbursed a portion of their fees.
†	Effective March 9, 2012, the Fund acquired all the assets and liabilities of the Wilmington Municipal Bond Fund, a series of WT Mutual Fund (the “WT Fund”). The financial highlights for the period, prior to that date reflect the performance of the WT Fund.
*	Prior to March 9, 2012, the Fund’s fiscal year end was June 30.

B-2

Part B

WILMINGTON FUNDS

Wilmington Pennsylvania Municipal Bond Fund

Wilmington Virginia Municipal Bond Fund

Statement of Additional Information

September 24, 2012

Acquisition of all of the assets and liabilities of:	By and in exchange for shares of:

Target Funds	Acquiring Fund
Wilmington Pennsylvania Municipal Bond Fund	Wilmington Municipal Bond Fund
Class A Shares	Class A Shares
Class I Shares	Class I Shares

Wilmington Virginia Municipal Bond Fund	Wilmington Municipal Bond Fund
Class A Shares	Class A Shares

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Prospectus/Proxy Statement dated September 24, 2012 (the “Prospectus/Proxy Statement”) relating specifically to the Special Meeting of Shareholders of the Wilmington Funds that will be held on November 15, 2012. A copy of the Prospectus/Proxy Statement may be obtained upon request and without charge by calling the Wilmington Funds toll free at 1-800-836-2211.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement. The proposed Reorganizations will occur in accordance with the terms of the Plan of Reorganization.

1

2

General Information

This SAI and the Prospectus/Proxy Statement are related to the following:

The acquisition of all of the assets of the Wilmington Pennsylvania Municipal Bond Fund by the Wilmington Municipal Bond Fund and the assumption by the Wilmington Municipal Bond Fund of substantially all of the liabilities of the Wilmington Pennsylvania Municipal Bond Fund. Such assets are proposed to be exchanged for Class A Shares and Class I Shares, as the case may be, having an aggregate value equal to the net asset value of the Wilmington Municipal Bond Fund’s Class A Shares and Class I Shares on the Closing Date.

The acquisition of all of the assets of the Wilmington Virginia Municipal Bond Fund by the Wilmington Municipal Bond Fund and the assumption by the Wilmington Municipal Bond Fund of substantially all of the liabilities of the Wilmington Virginia Municipal Bond Fund. Such assets are proposed to be exchanged for Class A Shares having an aggregate value equal to the net asset value of the Wilmington Municipal Bond Fund’s Class A Shares on the Closing Date.

On the Closing Date, each Target Fund will distribute to its shareholders Acquiring Fund shares in an amount equal in value to each shareholder’s Target Fund shares as of the last business day prior to the Closing Date and each Target Fund will be completely liquidated (collectively, a “Reorganization”).

Incorporation of Documents By Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents:

1.	Statement of Additional Information dated August 31, 2012, with respect to the Target Funds and Acquiring Fund.

2.	The audited financial statements and related report of the independent registered public accounting firm included in the Wilmington Funds’ Annual Report to Shareholders for the fiscal year ended April 30, 2012, with respect to the Wilmington Pennsylvania Municipal Bond Fund, Wilmington Virginia Municipal Bond Fund and Wilmington Municipal Bond Fund (previously filed on EDGAR, Accession No. 0001193125-12-297708). No other parts of the Annual Report are incorporated herein by reference.

3

Pro Forma Financial Information

Wilmington Pennsylvania Municipal Bond Fund

Wilmington Virginia Municipal Bond Fund

Wilmington Municipal Bond Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Target Fund and Acquiring Fund, as identified below, for the twelve-month period ended April 30, 2012. The unaudited pro forma financial information should be read in conjunction with the annual shareholder report of the Target Funds and Acquiring Fund dated April 30, 2012.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended April 30, 2012, has been prepared to give effect to the proposed Reorganizations of each of the Target Funds into Acquiring Fund pursuant to a Plan of Reorganization (the “Plan”) as if they had been consummated on May 1, 2011. No Reorganization is contingent upon any other Reorganization.

Table 1—Reorganizations

Target Funds	Acquiring Fund
Wilmington Pennsylvania Municipal Bond Fund (“PA Fund”)	Wilmington Municipal Bond Fund
Wilmington Virginia Municipal Bond Fund (“VA Fund”)	Wilmington Municipal Bond Fund

Basis of Pro Forma Financial Information

In June 2012, the Board of Trustees of the Target Funds approved the Plan. Pursuant to the Plan, and subject to shareholder approval, each Target Fund will transfer all of its assets to Acquiring Fund in exchange for shares of Acquiring Fund (“Reorganization Shares”) and Acquiring Fund will assume all of the liabilities of each Target Fund. Target Fund shareholders will receive the class of Reorganization Shares indicated in Table 2 below. Acquiring Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the net assets that it receives from the corresponding Target Fund, as determined pursuant to the terms of the Plan. All Reorganization Shares delivered to the Target Funds will be delivered at net asset value without a sales load, commission or other similar fee being imposed. Immediately following the transfer, the Reorganization Shares received by each Target Fund will be distributed pro rata, on what is expected to be a tax-free basis for US federal income tax purposes, to the shareholders of the Target Funds in proportion to their holdings of shares of a Target Fund. It is not anticipated that securities will be sold as a result of either Reorganization, however, portfolio securities may be sold in the ordinary course of business.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the surviving entity for pre-reorganization periods will not be restated. Acquiring Fund will be the accounting survivor of the Reorganizations for financial statement purposes. All securities held by a Target Fund comply with investment objectives, strategies and restrictions of Acquiring Fund at April 30, 2012.

4

Table 2—Reorganization Shares

Target Fund Shares	Reorganization Shares
Wilmington Pennsylvania Municipal Bond Fund	Wilmington Municipal Bond Fund
Class A Shares	Class A Shares
Class I Shares	Class I Shares

Wilmington Virginia Municipal Bond Fund	Wilmington Municipal Bond Fund
Class A Shares	Class A Shares

Table 3—Target Funds’ and Acquiring Fund’s Net Assets as of April 30, 2012

The Table below shows the net assets of each Target Fund, Acquiring Fund and the Pro Forma combined net assets assuming all reorganizations are completed as of April 30, 2012.

Target Fund’s Net Assets	Acquiring Fund’s Net Assets	Pro Forma Combined Net Assets
PA Fund
$100,945,280	$146,716,707	$247,661,987
VA Fund
$20,374,382	$146,716,707	$167,091,089
PA and VA Fund
$121,319,662	$146,716,707	$268,036,369

Pro Forma Adjustments

The table below reflects adjustments to expenses needed in order to present the pro forma combined funds as if each Reorganization had taken place on May 1, 2011. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Funds and Acquiring Fund, and have been prepared in accordance with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

PA Fund into Acquiring Fund

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$0
Accounting, custody and administration fees (2)	(7,562)
Transfer and disbursing agent fees (3)	(3,121)
Professional fees (4)	(62,123)
Trustee fees (5)	(20,274)
Distribution and shareholder servicing fees (6)	0
Miscellaneous fees (7)	(12,000)
Fee waivers/reimbursements (8)	14,993

VA Fund into Acquiring Fund

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$0
Accounting, custody and administration fees (2)	(15,975)
Transfer and disbursing agent fees (3)	(6,543)
Professional fees (4)	(62,123)
Trustee fees (5)	(20,274)
Distribution and shareholder servicing fees (6)	0
Miscellaneous fees (7)	(12,000)
Fee waivers/reimbursements (8)	96,163

5

PA Fund and VA Fund into Acquiring Fund

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$0
Accounting, custody and administration fees (2)	(19,030)
Transfer and disbursing agent fees (3)	(7,680)
Professional fees (4)	(98,711)
Trustee fees (5)	(38,472)
Distribution and shareholder servicing fees (6)	0
Miscellaneous fees (7)	(15,090)
Fee waivers/reimbursements (8)	68,144

(1)	Under the terms of the investment advisory agreement of Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates to be implemented at the closing of the reorganization based on pro forma combined net assets. Effective March 11, 2012, the advisory fees for the Target Funds and Acquiring Fund were changed to be 0.50% on daily average net assets. For pro forma expense analysis purposes it was assumed the current investment advisory fee rate was in effect for the entire 12-month period ended April 30, 2012.

(2)	Administrative fees were adjusted to eliminate duplicative costs of administering separate funds pursuant to the accounting, custody, and administrative services agreements.

(3)	Transfer and disbursing agent fees were adjusted to eliminate duplicative costs of administering separate funds pursuant to the transfer agency services agreement.

(4)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(5)	Trustee fees were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

(6)	The distributor and shareholder services agreements of Acquiring Fund and the Target Funds are identical.

(7)	Miscellaneous fees were reduced to eliminate the effects of duplicative fees for other services.

(8)	During the twelve-month period ended April 30, 2012, WFMC and WTIA and other service providers contractually agreed to waive, and/or reimburse operating expenses of the Wilmington Pennsylvania Municipal Bond Fund, Wilmington Virginia Municipal Bond Fund and the Wilmington Municipal Bond Fund in order to limit each Fund’s operating expenses for the year. The adjustments reflect the impact of the increase (decrease) in pro forma operating expenses on the contractual waivers in effect during the period. These contractual fee waiver agreements may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund’s Board of Trustees.

Accounting Policy

No significant accounting policies will change as a result of the Reorganizations, specifically, policies regarding valuation of portfolio securities of Subchapter M of the Internal Revenue Code of 1986, as amended.

Reorganization Costs

The cost of solicitation related to the Reorganizations, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of each Target Fund all materials relating to the soliciting of shareholder votes as well as the conversion costs associated with the Reorganizations will be borne by the Target Funds’ and Acquiring Fund’s investment adviser. No significant portfolio realignments are expected due to the similarities in investment goals and strategies of each Target Fund and its corresponding Acquiring Fund, and therefore there are no significant additional expenses resulting from the portfolio realignment of each Fund (other than in the ordinary course of business).

6

Capital Loss Carryforwards

As of April 30, 2012, the Target Funds and Acquiring Fund had no capital loss carryovers. For information regarding capital loss carryovers of the Target Funds and Acquiring Fund, see the “Federal Income Tax Consequences of the Reorganizations” section of the Prospectus/Proxy Statement.

7

PART C: OTHER INFORMATION

Item 15.	Indemnification

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.	Exhibits

(1)	(a) Conformed copy of Amended and Restated Agreement and Declaration of Trust of MTB Group of Funds, dated August 8, 2000, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(1)	(b) Amendment to Declaration of Trust of MTB Group of Funds, dated August 8, 2000, incorporated by reference to Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(1)	(c) Conformed copy of Amendment to Certificate of Trust of MTB Group of Funds, dated August 15, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(1)	(d) Conformed copy of Amendment to Certificate of Trust of MTB Group of Funds, dated March 1, 2012, changing its name to “Wilmington Funds,” incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(2)	(a) Copy of Amended and Restated By-Laws of MTB Group of Funds, dated August 15, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(2)	(b) Copy of Amendment #1 to the Amended and Restated By-Laws of MTB Group of Funds, dated June 24, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(2)	(c) Copy of Amendment #2 to the Amended and Restated By-Laws of MTB Group of Funds, dated September 15, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(2)	(d) Copy of Amendment #3 to the Amended and Restated By-Laws of MTB Group of Funds, dated December 7, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization attached as an exhibit to the Proxy Statement/ Prospectus and incorporated herein by reference.

(5)	See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of Registrant’s Amended and Restated Agreement and Declaration of Trust, and see Article II, “Meetings of Shareholders,” of Registrant’s Amended and Restated By-Laws.

(6)	(a) Investment Advisory Contract, dated March 12, 2012, between the Registrant and Wilmington Funds Management Corporation, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(6)	(b) Sub-Advisory Contract, dated March 12, 2012, among the Registrant, Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc., incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(6)	(c) Sub-Advisory Agreement for Wilmington Rock Maple Alternatives Fund (Acuity Capital Management, LLC), incorporated by reference to Registrant’s Post-Effective Amendment No. 102 on Form N-1A filed April 17, 2012.

(6)	(d) Sub-Advisory Agreement for Wilmington Rock Maple Alternatives Fund (Adar Investment Management, LLC), incorporated by reference to Registrant’s Post-Effective Amendment No. 102 on Form N-1A filed April 17, 2012.

(6)	(e)(i) Sub-Advisory Agreement for Wilmington Multi-Manager International Fund (Baring International Investment, Limited), dated December 1, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(6)	(e) (ii) Assignment of Sub-Advisory Agreement, dated as of March 12, 2012, among the Registrant, Wilmington Funds Management Corporation, Wilmington Trust Investment Advisors, Inc. and Baring International Investment, Limited, to be filed by amendment.

(6)	(f) Sub-Advisory Agreement for Wilmington Rock Maple Alternatives Fund (Calypso Capital Management, L.P.), incorporated by reference to Registrant’s Post-Effective Amendment No. 102 on Form N-1A filed April 17, 2012.

(6)	(g) Sub-Advisory Agreement for Wilmington Multi-Manager Real Asset Fund (CBRE Clarion Securities, LLC), incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(6)	(h) Sub-Advisory Agreement for Wilmington Multi-Manager Real Asset Fund (EII Realty Securities, Inc.), incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(6)	(i) Sub-Advisory Agreement for Wilmington Rock Maple Alternatives Fund (Evercore Wealth Management LLC), incorporated by reference to Registrant’s Post-Effective Amendment No. 102 on Form N-1A filed April 17, 2012.

(6)	(j) (i) Conformed copy of Sub-Advisory Agreement for Wilmington Multi-Manager International Fund (Hansberger Global Investors, Inc.), dated October 24, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed June 29, 2006.

(6)	(j) (ii) Assignment of Sub-Advisory Agreement, dated as of March 12, 2012, among the Registrant, Wilmington Funds Management Corporation, Wilmington Trust Investment Advisors, Inc. and Hansberger Global Investors, Inc., incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(6)	(k) Form of Sub-Advisory Agreement for Wilmington Multi-Manager Real Asset Fund (HSBC Global Asset Management (France) Inc.), incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(6)	(l) (i) Conformed copy of Sub-Advisory Agreement for Wilmington Multi-Manager International Fund (LSV Asset Management), dated October 24, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed June 29, 2006.

(6)	(l) (ii) Assignment of Sub-Advisory Agreement, dated as of March 12, 2012, among the Registrant, Wilmington Funds Management Corporation, Wilmington Trust Investment Advisors, Inc. and LSV Asset Management, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(6)	(m) Sub-Advisory Agreement for Wilmington Rock Maple Alternatives Fund (Madison Street Partners, LLC), incorporated by reference to Registrant’s Post-Effective Amendment No. 102 on Form N-1A filed April 17, 2012.

(6)	(n)(i) Conformed copy of Sub-Advisory Agreement for Wilmington Large Cap Value Fund (NWQ Investment Management Company, LLC), dated November 13, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(6)	(n)(i) Assignment of Sub-Advisory Agreement, dated as of March 12, 2012, among the Registrant, Wilmington Funds Management Corporation, Wilmington Trust Investment Advisors, Inc. and NWQ Investment Management Company, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(6)	(o) Form of Sub-Advisory Agreement for Wilmington Multi-Manager Real Asset Fund (Pacific Investment Management Company LLC), incorporated by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(6)	(p) Sub-Advisory Agreement for Wilmington Rock Maple Alternatives Fund (Parametric Risk Advisors, LLC), incorporated by reference to Registrant’s Post-Effective Amendment No. 102 on Form N-1A filed April 17, 2012.

(6)	(q) Form of Sub-Advisory Agreement for Wilmington Rock Maple Alternatives Fund (Rock Maple Services, LLC on behalf of each sub-adviser), incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(6)	(r) Sub-Advisory Agreement for Wilmington Rock Maple Alternatives Fund (TIG Advisors, LLC), incorporated by reference to Registrant’s Post-Effective Amendment No. 102 on Form N-1A filed April 17, 2012.

(6)	(s) Sub-Advisory Agreement for Wilmington Rock Maple Alternatives Fund (Water Island Capital, LLC), incorporated by reference to Registrant’s Post-Effective Amendment No. 102 on Form N-1A filed April 17, 2012.

(6)	(t) Sub-Advisory Agreement for Wilmington Rock Maple Alternatives Fund (Whitebox Advisors LLC), incorporated by reference to Registrant’s Post-Effective Amendment No. 102 on Form N-1A filed April 17, 2012.

(6)	(u) Conformed copy of Investment Advisory Contract Letter Agreement, dated February 15, 2005 (Variable Annuity Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(7)	(a)(i) Distribution Agreement, dated November 11, 2011, between the Registrant and ALPS Distributors, Inc., incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(7)	(a)(ii) Amendment to Distribution Agreement, dated May 1, 2012, between the Registrant and ALPS Distributors, Inc., incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(7)	(b) Form of Broker-Dealer Selling Agreement of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008

(7)	(c) Form of Intermediary Servicing Agreement of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(7)	(d) Form of Recordkeeping Agreement of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(8)	Not applicable.

(9)	(a) Custody Agreement between the Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(9)	(b) Form of Schedule II to the Custody Agreement between the Registrant and The Bank of New York, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(10)	(a) Conformed copy of Rule 12b-1 Plan of the Registrant, dated September 23, 2011, amended March 9, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 104 on Form N-1A filed June 29, 2012.

(10)	(a) Conformed copy of Contract Defining Responsibility for Fees Under Non-Conforming Dealer Agreements, effective December 9, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(10)	(b) Form of Recordkeeping Agreement of the Registrant for the VA Funds, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(10)	(c) Conformed copy of Multiple Class Plan of the Registrant, dated November 17, 2007, amended March 9, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 104 on Form N-1A filed June 29, 2012.

(11)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered, filed herewith.

(12)	Form of Opinion and Consent of Counsel with respect to certain tax consequences (Stradley Ronon Stevens & Young, LLP). Final signed opinion will be filed by post-effective amendment pursuant to an undertaking.

(13)	(a) Agreement for Administration Services between the Registrant and Wilmington Trust Investment Advisors, Inc., dated April 1, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(13)	(b) Fund Administration and Accounting Agreement between Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(13)	(c) Conformed copy of Shareholder Services Plan of Registrant dated September 15, 2011, amended March 9, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 104 on Form N-1A filed June 29, 2012.

(13)	(d) Transfer Agency and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated February 17, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 102 on Form N-1A filed April 17, 2012.

(14)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

(15)	Not applicable.

(16)	Powers of Attorney, previously filed.

(17)	(a) Wilmington Funds’ Prospectus and Statement of Additional Information dated August 31, 2012, with respect to the Wilmington Pennsylvania Municipal Bond Fund, the Wilmington Virginia Municipal Bond Fund and the Wilmington Municipal Bond Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 105 on Form N-1A filed August 28, 2012.

(17)	(b) The audited financial statements and related report of the independent public accounting firm for the Wilmington Pennsylvania Municipal Bond Fund, the Wilmington Virginia Municipal Bond Fund and the Wilmington Municipal Bond Fund for the fiscal year ended April 30, 2012 are incorporated by reference to the Registrant’s Form N-CSR filed on July 9, 2012. No other part of the Annual Report is incorporated herein by reference.

(17)	(c) Form of Proxy Card, previously filed.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, and the State of New York on September 24, 2012. The Registrant certifies that it meets all of the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act of 1933.

Wilmington Funds Registrant

By:	/s/ Lisa R. Grosswirth*
Lisa R. Grosswirth
Secretary of Wilmington Funds

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 24th day of September, 2012.

Name	Title	Date

Joseph J. Castiglia* Joseph J. Castiglia	Chairman of the Board and Trustee	September 24, 2012

Richard J. Berthy* Richard J. Berthy	Chief Executive Officer	September 24, 2012

R. Samuel Fraundorf* R. Samuel Fraundorf	Trustee	September 24, 2012

Guy Nordahl* Guy Nordahl	Treasurer	September 24, 2012

Robert Arnold* Robert Arnold	Trustee	September 24, 2012

Eric Brucker* Eric Brucker	Trustee	September 24, 2012

William H. Cowie, Jr.* William H. Cowie, Jr.	Trustee	September 24, 2012

John S. Cramer* John S. Cramer	Trustee	September 24, 2012

Daniel R. Gernatt, Jr.* Daniel R. Gernatt, Jr.	Trustee	September 24, 2012

Nicholas Giordano* Nicholas Giordano	Trustee	September 24, 2012

Dr. Marguerite D. Hambleton* Dr. Marguerite D. Hambleton	Trustee	September 24, 2012

Richard B. Seidel* Richard B. Seidel	Trustee	September 24, 2012

Kenneth G. Thompson* Kenneth G. Thompson	President and Trustee	September 24, 2012

By:	/s/ Lisa R Grosswirth	Secretary	September 24, 2012
Lisa R. Grosswirth
As Attorney-In-Fact
For the persons listed above

*	By Power of Attorney

EXHIBIT LIST

Exhibit	Exhibit No.
Consent of Ernst & Young LLP	(14)
Form of Proxy Card	(17	)(c)